UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05635

Putnam Diversified Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Diversified Income Trust
Class A [PDINX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSA-0526

Putnam Diversified Income Trust
Class C [PDVCX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSC-0526

Putnam Diversified Income Trust
Class M [PDVMX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class M	$61	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSM-0526

Putnam Diversified Income Trust
Class R [PDVRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSR-0526

Putnam Diversified Income Trust
Class R6 [PDVGX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSR6-0526

Putnam Diversified Income Trust
Class Y [PDVYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$919,774,961
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	780
Portfolio Turnover Rate	211%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSY-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Diversified Income
Trust
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 44
Notes to Financial Statements 49
Changes In and Disagreements with Accountants 66
Results of Meeting(s) of Shareholders 66
Remuneration Paid to Directors, Officers and Others 66
Board Approval of Management and Subadvisory Agreements 66

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.05 $5.60 $5.28 $5.59 $6.41 $6.45
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.27 0.30 0.30 0.29 0.25
Net realized and unrealized gains (losses) (0.04) 0.03 0.41 (0.23) (0.87) (0.06)
Total from investment operations ........ 0.06 0.30 0.71 0.07 (0.58) 0.19
Less distributions from:
Net investment income .............. (0.13) (0.85) (0.39) (0.38) (0.24) (0.20)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.13) (0.85) (0.39) (0.38) (0.24) (0.23)
Net asset value, end of period .......... $4.98 $5.05 $5.60 $5.28 $5.59 $6.41
Total return
c
....................... 1.16% 6.28% 13.93% 1.17% (9.29)% 2.83%
Ratios to average net assets
d
Expenses
e
........................ 0.96%
f
0.98%
f
1.03%
f
1.04% 1.01% 0.97%
Net investment income ............... 4.04% 5.35% 5.55% 5.42% 4.78% 3.80%
Supplemental data
Net assets , end of period (000’s) ........ $462,936 $492,310 $528,025 $545,289 $617,526 $817,914
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.90 $5.45 $5.15 $5.46 $6.27 $6.31
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.23 0.25 0.25 0.23 0.20
Net realized and unrealized gains (losses) (0.05) 0.03 0.40 (0.22) (0.85) (0.06)
Total from investment operations ........ 0.03 0.26 0.65 0.03 (0.62) 0.14
Less distributions from:
Net investment income .............. (0.11) (0.81) (0.35) (0.34) (0.19) (0.16)
Net realized gains ................. — — — — — (0.02)
Total distributions ................... (0.11) (0.81) (0.35) (0.34) (0.19) (0.18)
Net asset value, end of period .......... $4.82 $4.90 $5.45 $5.15 $5.46 $6.27
Total return
c
....................... 0.61% 5.68% 13.04% 0.45% (10.04)% 2.13%
Ratios to average net assets
d
Expenses
e
........................ 1.71%
f
1.72%
f
1.78%
f
1.79% 1.76% 1.72%
Net investment income ............... 3.29% 4.61% 4.79% 4.66% 3.97% 3.05%
Supplemental data
Net assets , end of period (000’s) ........ $25,147 $33,200 $54,963 $70,547 $114,682 $218,082
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.87 $5.43 $5.13 $5.45 $6.25 $6.30
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.25 0.28 0.28 0.26 0.23
Net realized and unrealized gains (losses) (0.04) 0.03 0.40 (0.23) (0.83) (0.06)
Total from investment operations ........ 0.05 0.28 0.68 0.05 (0.57) 0.17
Less distributions from:
Net investment income .............. (0.12) (0.84) (0.38) (0.37) (0.23) (0.19)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.12) (0.84) (0.38) (0.37) (0.23) (0.22)
Net asset value, end of period .......... $4.80 $4.87 $5.43 $5.13 $5.45 $6.25
Total return
c
....................... 1.09% 6.04% 13.69% 0.79% (9.39)% 2.53%
Ratios to average net assets
d
Expenses
e
........................ 1.21%
f
1.23%
f
1.28%
f
1.29% 1.26% 1.22%
Net investment income ............... 3.79% 5.11% 5.31% 5.11% 4.48% 3.51%
Supplemental data
Net assets , end of period (000’s) ........ $40,930 $43,305 $50,461 $52,473 $59,808 $78,270
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.93 $5.48 $5.18 $5.49 $6.31 $6.35
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.26 0.29 0.28 0.27 0.23
Net realized and unrealized gains (losses) (0.04) 0.03 0.39 (0.22) (0.86) (0.05)
Total from investment operations ........ 0.05 0.29 0.68 0.06 (0.59) 0.18
Less distributions from:
Net investment income .............. (0.12) (0.84) (0.38) (0.37) (0.23) (0.19)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.12) (0.84) (0.38) (0.37) (0.23) (0.22)
Net asset value, end of period .......... $4.86 $4.93 $5.48 $5.18 $5.49 $6.31
Total return
c
....................... 1.07% 6.19% 13.55% 0.97% (9.62)% 2.67%
Ratios to average net assets
d
Expenses
e
........................ 1.21%
f
1.09%
f
1.28%
f
1.29% 1.26% 1.22%
Net investment income ............... 3.79% 5.25% 5.37% 5.16% 4.56% 3.56%
Supplemental data
Net assets , end of period (000’s) ........ $1,754 $1,728 $1,181 $1,642 $1,860 $2,120
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.95 $5.50 $5.20 $5.52 $6.33 $6.38
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.29 0.32 0.32 0.31 0.27
Net realized and unrealized gains (losses) (0.04) 0.03 0.39 (0.23) (0.86) (0.07)
Total from investment operations ........ 0.07 0.32 0.71 0.09 (0.55) 0.20
Less distributions from:
Net investment income .............. (0.14) (0.87) (0.41) (0.41) (0.26) (0.22)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.14) (0.87) (0.41) (0.41) (0.26) (0.25)
Net asset value, end of period .......... $4.88 $4.95 $5.50 $5.20 $5.52 $6.33
Total return
c
....................... 1.36% 6.83% 14.26% 1.44% (8.88)% 3.07%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.62%
f
0.66%
f
0.67% 0.66% 0.63%
Net investment income ............... 4.38% 5.71% 5.92% 5.88% 5.23% 4.16%
Supplemental data
Net assets , end of period (000’s) ........ $21,772 $22,546 $27,421 $37,045 $25,839 $24,944
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.98 $5.53 $5.22 $5.53 $6.34 $6.38
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.28 0.31 0.32 0.30 0.27
Net realized and unrealized gains (losses) (0.05) 0.03 0.40 (0.24) (0.86) (0.07)
Total from investment operations ........ 0.06 0.31 0.71 0.08 (0.56) 0.20
Less distributions from:
Net investment income .............. (0.13) (0.86) (0.40) (0.39) (0.25) (0.21)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.13) (0.86) (0.40) (0.39) (0.25) (0.24)
Net asset value, end of period .......... $4.91 $4.98 $5.53 $5.22 $5.53 $6.34
Total return
c
....................... 1.31% 6.64% 14.15% 1.41% (9.04)% 3.08%
Ratios to average net assets
d
Expenses
e
........................ 0.71%
f
0.73%
f
0.78%
f
0.79% 0.76% 0.72%
Net investment income ............... 4.29% 5.60% 5.80% 5.77% 5.06% 4.10%
Supplemental data
Net assets , end of period (000’s) ........ $367,235 $434,513 $469,863 $529,882 $767,605 $1,324,278
Portfolio turnover rate ................ 211% 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Schedule of Investments (unaudited), March 31, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Ultra Short Bond ETF .......................... United States 691,880 $ 17,297,000
Total Management Investment Companies (Cost $ 17,210,592 ) ..................
17,297,000
Principal
Amount
*
Convertible Bonds 3.6%
Aerospace & Defense 0.1%
b
AeroVironment, Inc. , Senior Note , 0 .45% , 7/15/30 ........... United States 418,000 410,058
c
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 178,000 184,764
594,822
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 3.625% , 10/15/30 .......
United States 287,000 275,577
Banks 0.1%
Barclays Bank plc , Senior Note , 1% , 2/16/29 ...............
United Kingdom 460,000 461,385
461,385
Biotechnology 0.2%
b ,c
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, 3 .05% ,
9/15/28 ......................................... United States 405,000 376,149
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 181,000 266,206
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 88,000 87,402
c
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 134,000 171,101
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 408,000 523,056
c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 193,000 201,564
1,625,478
Broadline Retail 0.1%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 309,000 429,124
c
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 326,000 315,242
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 404,000 402,788
1,147,154
Capital Markets 0.3%
b ,c
Coinbase Global, Inc. , Senior Note , 144A, 3 .41% , 10/01/32 .... United States 434,000 349,045
c
Euronext NV , Senior Note , Reg S, 1.5% , 5/30/32 ............ Netherlands 500,000 EUR 582,477
c
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 424,000 302,826
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 211,000 204,881
c
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 394,000 430,248
1,869,477
Communications Equipment 0.1%
c
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 154,000 593,597
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 165,000 203,816
Consumer Finance 0.0%
†
c
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 304 312
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 148,000 218,892

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Diversified REITs 0.1%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 399,000 $ 423,391
Diversified Telecommunication Services 0.0%
†
c
AST SpaceMobile, Inc. ,
Senior Bond , 144A, 2% , 1/15/36 ...................... United States 103,000 109,051
Senior Note , 144A, 2.375% , 10/15/32 .................. United States 150,000 221,438
330,489
Electric Utilities 0.2%
c
Iberdrola Finanzas SA , IBE , Senior Note , Reg S, 1.5% , 3/27/30 . Spain 300,000 EUR 401,597
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 410,000 569,388
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 240,000 248,694
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 546,000 640,322
1,860,001
Electrical Equipment 0.2%
c
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 583,000 622,236
c
Legrand SA , Senior Note , Reg S, 1.5% , 6/23/33 ............ France 400,000 EUR 501,085
c
Schneider Electric SE , Senior Note , Reg S, 1.625% , 6/28/31 ... United States 500,000 EUR 603,269
1,726,590
Electronic Equipment, Instruments & Components 0.2%
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 249,000 270,414
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 358,000 360,685
b ,c
Mirion Technologies, Inc. , Senior Note , 144A, 0 .89% , 10/01/31 . United States 238,000 226,695
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 411,000 420,453
1,278,247
Energy Equipment & Services 0.1%
c
Liberty Energy, Inc. ,
Senior Note , 144A, Zero Cpn., 3/01/31 ................. United States 238,000 260,967
Senior Note , 144A, Zero Cpn., 3/01/32 ................. United States 134,000 136,509
397,476
Entertainment 0.1%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 281,000 324,836
Live Nation Entertainment, Inc. , Senior Note , 2.875% , 1/15/30 ..
United States 592,000 639,360
964,196
Financial Services 0.0%
†
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 339,000 318,079
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 270,000 238,424
556,503
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 338,000 366,561
Ground Transportation 0.1%
b ,c
Lyft, Inc. , Senior Note , 144A, 1 .33% , 9/15/30 ............... United States 223,000 210,272
Uber Technologies, Inc. ,
2028 , Senior Note , 0.875% , 12/01/28 .................. United States 299,000 360,071
b,c
Senior Secured Note , 144A, 1 .02% , 5/15/28 ............. United States 264,000 258,390
828,733

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
c
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 211,000 $ 226,087
Health Care REITs 0.1%
c
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 253,000 401,080
Hotels, Restaurants & Leisure 0.5%
c
Accor SA , Senior Note , Reg S, 0.7% , 12/07/27 ............. France 1,005,100 EUR 608,775
b ,c
DoorDash, Inc. , Senior Note , 144A, 2 .23% , 5/15/30 .......... United States 580,000 529,540
b ,c
MakeMyTrip Ltd. , Senior Note , 144A, 4 .05% , 7/01/30 ........ India 580,000 489,810
c
NCL Corp. Ltd. , Senior Note , 144A, 0.75% , 9/15/30 .......... United States 376,000 349,766
c
Trip.com Group Ltd. , Senior Note , Reg S, 1.5% , 7/01/27 ...... China 617,000 872,438
2,850,329
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 312,000 302,016
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 240,000 278,640
c
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 476,000 540,619
c
CoreWeave, Inc. , Senior Note , 144A, 1.75% , 12/01/31 ....... United States 422,000 424,047
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 208,000 246,064
1,489,370
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 314,000 306,778
Machinery 0.0%
†
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 234,000 227,331
Multi-Utilities 0.1%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 378,000 427,613
Office REITs 0.0%
†
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 379,000 345,837
Oil, Gas & Consumable Fuels 0.0%
†
c
Centrus Energy Corp. , Senior Note , 144A, Zero Cpn., 8/15/32 .. United States 223,000 236,993
c
Energy Fuels, Inc. , Senior Note , 144A, 0.75% , 11/01/31 ...... United States 166,000 194,801
431,794
Passenger Airlines 0.0%
†
c
International Consolidated Airlines Group SA , Senior Note , Reg S,
1.125% , 5/18/28 ................................... United Kingdom 200,000 EUR 296,143
Pharmaceuticals 0.1%
Jazz Investments I Ltd. , Senior Note , 3.125% , 9/15/30 ........
United States 345,000 489,382
c
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 334,000 332,330
821,712
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 165,000 162,773
c
Planet Labs PBC , Senior Note , 144A, 0.5% , 10/15/30 ........ United States 125,000 314,844
477,617
Real Estate Management & Development 0.0%
†
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 326,000 273,677

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Real Estate Management & Development (continued)
c
LEG Properties BV , Senior Note , Reg S, 1% , 9/04/30 ........ Germany 300,000 EUR $ 335,622
609,299
Semiconductors & Semiconductor Equipment 0.3%
b ,c
Microchip Technology, Inc. , Senior Note , 144A, 0 .6% , 2/15/30 .. United States 301,000 294,152
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 318,000 526,131
c
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 281,000 433,143
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 225,000 220,500
c
STMicroelectronics NV , B , Senior Note , Reg S, Zero Cpn.,
8/04/27 ......................................... Singapore 400,000 407,420
1,881,346
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 356,000 327,164
c
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 310,000 346,327
b ,c
Cleanspark, Inc. , Senior Note , 144A, 6 .89% , 2/15/32 ......... United States 384,000 259,584
c
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 184,000 201,710
c
CyberArk Software Ltd. , Senior Note , 144A, Zero Cpn., 6/15/30 . United States 300,000 308,790
b
Datadog, Inc. , Senior Note , 0 .83% , 12/01/29 ............... United States 317,000 307,569
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 450,000 449,156
b ,c
IREN Ltd. , Senior Note , 144A, 6 .12% , 7/01/31 .............. Australia 329,000 240,845
b
MARA Holdings, Inc. , Senior Note , 3 .11% , 3/01/30 .......... United States 317,000 281,179
c
Nebius Group NV ,
Senior Note , 144A, 1% , 9/15/30 ...................... Netherlands 139,000 149,599
Senior Note , 144A, 1.25% , 3/15/31 .................... Netherlands 632,000 609,058
Senior Note , 144A, 2.75% , 9/15/32 .................... Netherlands 122,000 127,673
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 266,000 240,598
b ,c
Rubrik, Inc. , Senior Note , 144A, 3 .53% , 6/15/30 ............ United States 234,000 202,234
b
Strategy, Inc. , Senior Note , 5 .12% , 12/01/29 ............... United States 226,000 188,145
c
Terawulf, Inc. ,
Senior Note , 144A, 1% , 9/01/31 ...................... United States 199,000 276,411
b
Senior Note , 144A, 1 .516% , 5/01/32 ................... United States 318,000 329,262
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 271,000 254,401
5,099,705
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 187,000 309,485
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 64,000 86,631
396,116
Technology Hardware, Storage & Peripherals 0.0%
†
c
Lenovo Group Ltd. , Senior Note , Reg S, 2.5% , 8/26/29 ....... China 234,000 284,953
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 49,000 232,797
517,750
Total Convertible Bonds (Cost $ 31,841,179 ) ..................................
32,830,620
Corporate Bonds 32.6%
Aerospace & Defense 1.3%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 2,395,000 2,364,888
Senior Note , 7.25% , 8/15/30 ......................... United States 455,000 472,132
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 85,000 80,019

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Note , 2.7% , 2/01/27 .......................... United States 1,060,000 $ 1,045,402
Senior Note , 6.298% , 5/01/29 ........................ United States 2,255,000 2,368,015
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 1,140,000 1,128,051
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 2,415,000 2,417,374
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 625,000 640,808
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 405,000 413,554
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 135,000 136,600
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 460,000 466,373
11,533,216
Automobile Components 0.1%
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 400,000 390,782
Automobiles 0.5%
c
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 2,510,000 2,500,078
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 1,380,000 1,315,520
3,815,598
Banks 2.4%
c
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 1,185,000 1,240,487
Bank of America Corp. ,
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 2,870,000 2,949,188
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 1,275,000 1,271,031
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 750,000 739,962
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 1,205,000 1,237,958
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 2,415,000 2,388,121
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,015,000 1,011,085
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 6,055,000 6,113,261
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 985,000 991,783
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,725,000 2,787,901
20,730,777
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 780,000 768,852
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 960,000 984,919
1,753,771
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Note , 4.1% , 11/20/30 ......................... United States 585,000 578,387
Senior Note , 4.25% , 3/13/31 ......................... United States 850,000 843,927
c
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 985,000 993,266
2,415,580

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.6%
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 80,000 $ 79,391
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 340,000 339,192
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,175,000 1,126,094
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 420,000 426,196
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,600,000 2,683,135
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 775,000 776,087
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 575,000 569,086
5,999,181
Capital Markets 1.4%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 3,025,000 3,066,616
c
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 107,212
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 2,355,000 2,390,980
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 4,240,000 4,287,844
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 560,000 550,746
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 780,000 774,917
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 535,000 541,060
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 1,058,000 1,081,042
12,800,417
Chemicals 0.3%
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 275,000 277,152
c ,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 800,000 486,921
Celanese US Holdings LLC , Senior Bond , 7.379% , 7/15/32 ....
United States 38,000 39,698
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 670,000 431,989
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,265,000 1,303,075
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 530,000 523,127
3,061,962
Commercial Services & Supplies 1.1%
c ,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 790,000 121,463
c
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 1,226,000 1,219,445
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 160,000 160,576
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 350,000 340,021
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,630,000 1,651,213
c
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 3,240,000 EUR 3,739,585
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 435,000 452,617
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,150,000 2,179,565
9,864,485

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 1,235,000 $ 1,251,989
Construction & Engineering 0.0%
†
c
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 320,000 328,132
Construction Materials 0.1%
c ,e
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 6/09/30, FRN
thereafter , Perpetual ............................... Mexico 505,000 511,944
511,944
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.125% , 2/28/29 ........................ Ireland 340,000 335,560
Senior Note , 4.625% , 9/10/29 ........................ Ireland 1,805,000 1,801,994
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 735,000 721,873
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 1,375,000 1,440,312
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 2,803,000 2,860,372
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 650,000 653,740
Senior Note , 4.125% , 8/17/27 ........................ United States 940,000 928,111
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 905,000 892,427
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 290,000 287,082
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,685,000 2,819,167
12,740,638
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 550,000 545,374
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,120,000 1,061,014
1,606,388
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 2,520,000 2,516,934
Diversified Telecommunication Services 1.0%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,410,000 1,453,995
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 3,000,000 2,986,213
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 370,000 377,047
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 3,023,000 2,735,700
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 365,000 378,607
c
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 1,030,000 1,057,560
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 685,000 724,261
9,713,383
Electric Utilities 2.1%
c
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 1,110,300 1,163,082
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 1,185,000 1,235,502

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 1,015,000 $ 997,290
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,225,000 1,245,281
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,560,000 2,582,495
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 955,000 946,885
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 1,200,000 1,242,113
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 2,815,000 2,779,312
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,775,000 1,829,201
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 2,700,000 2,579,812
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,560,000 1,523,852
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,285,000 1,330,665
Senior Secured Note , 144A, 4.7% , 1/31/31 .............. United States 615,000 605,446
20,060,936
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 640,000 635,384
Energy Equipment & Services 0.3%
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 435,000 442,246
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 485,000 490,573
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 165,000 171,998
c
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,235,500 1,288,766
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 460,000 470,313
2,863,896
Entertainment 0.3%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,100,000 2,165,419
c ,f
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 370,000 387,592
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 320,000 331,758
2,884,769
Financial Services 0.3%
c
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 315,000 300,632
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,930,000 2,083,854
c
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 295,000 295,255
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,100,000 1,113,193
c
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR 294,995
4,087,929
Food Products 0.2%
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,095,000 1,120,302
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 260,000 262,926
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 815,000 782,276

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 335,000 $ 331,813
2,497,317
Ground Transportation 0.3%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 1,295,000 1,277,665
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 1,720,000 1,781,526
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 250,000 256,999
3,316,190
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. ,
Senior Note , 4.15% , 12/15/28 ........................ United States 475,000 471,987
Senior Note , 4.8% , 8/14/29 .......................... United States 1,245,000 1,256,528
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 2,335,000 2,260,097
3,988,612
Health Care Providers & Services 1.0%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 980,000 1,010,643
Senior Bond , 1.875% , 2/28/31 ........................ United States 355,000 310,050
c
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 960,000 984,290
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 135,000 137,446
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 419,000 427,297
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,020,000 2,928,453
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 495,000 501,255
Senior Secured Note , 6.75% , 5/15/31 .................. United States 2,650,000 2,710,229
9,009,663
Health Care REITs 0.1%
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 1,315,000 1,334,202
Health Care Technology 0.1%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,300,000 1,321,763
Hotel & Resort REITs 0.3%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 1,225,000 1,248,080
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 405,000 412,690
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 985,000 995,692
2,656,462
Hotels, Restaurants & Leisure 1.9%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 1,555,000 1,462,400
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 405,000 404,257
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 1,300,000 1,237,170
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 1,684,000 1,705,614
c
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,075,000 1,067,697

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Carnival Corp., (continued)
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 545,000 $ 549,620
c
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 745,000 EUR 839,701
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 1,015,000 1,011,219
c
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 1,040,000 1,009,875
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 370,000 369,283
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 495,000 500,001
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 642,000 656,491
Senior Note , 144A, 6% , 2/01/33 ...................... United States 1,403,000 1,417,363
c
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,650,000 1,542,238
c
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,285,000 1,356,292
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 2,080,000 2,181,494
17,310,715
Household Durables 0.5%
c
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 2,811,000 2,791,467
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 1,320,000 1,285,058
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,145,000 1,109,819
5,186,344
Independent Power and Renewable Electricity Producers 0.6%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 2,280,000 2,341,426
Constellation Energy Generation LLC ,
Senior Note , 5.6% , 3/01/28 .......................... United States 1,215,000 1,242,642
Senior Note , 4.4% , 1/15/31 .......................... United States 410,000 404,824
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 490,000 483,877
4,472,769
Insurance 0.9%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,175,000 1,181,262
c
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 780,000 809,865
c
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 1,220,000 1,231,657
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 1,200,000 1,221,967
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 1,340,000 1,331,931
c
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,155,000 1,174,956
c
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 1,230,000 1,245,832
c
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 1,765,000 1,806,522
10,003,992
Interactive Media & Services 0.3%
Alphabet, Inc. ,
Senior Note , 4.1% , 11/15/30 ......................... United States 1,300,000 1,291,545
Senior Note , 4.1% , 2/15/31 .......................... United States 1,050,000 1,042,932
2,334,477

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 1,320,000 $ 1,152,412
Leisure Products 0.2%
c
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 1,550,000 1,499,518
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 697,000 697,167
Machinery 0.2%
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 805,000 812,656
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 670,000 674,987
1,487,643
Media 0.9%
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 1,680,000 1,759,309
c
McGraw-Hill Education, Inc. ,
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 934,000 924,210
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 900,000 919,356
c
Nexstar Media, Inc. ,
f
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 805,000 808,250
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 750,000 756,168
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 445,000 464,259
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,350,000 1,373,625
7,005,177
Metals & Mining 0.5%
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 573,000 555,124
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 245,000 239,590
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,536,000 1,421,769
c
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 980,000 EUR 1,096,790
c
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 1,098,000 1,108,377
4,421,650
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 1,110,000 1,127,737
Oil, Gas & Consumable Fuels 3.2%
c
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 1,225,000 1,249,977
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 1,425,000 1,432,959
c
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 860,000 899,792
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 2,455,000 2,500,971
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 360,000 362,522
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 1,560,000 1,499,827
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 538,000 534,003
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 1,915,000 1,874,728
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 2,740,000 2,773,639
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 1,605,000 1,629,459
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 2,710,000 2,721,555

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 2,110,000 $ 2,117,015
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,030,000 571,650
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,250,000 1,258,415
c
Sunoco LP ,
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 988,000 993,090
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 180,000 177,371
Targa Resources Corp. ,
Senior Note , 6.15% , 3/01/29 ......................... United States 1,190,000 1,240,006
Senior Note , 4.35% , 4/15/31 ......................... United States 450,000 440,668
c
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 1,264,000 1,236,846
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,610,000 2,715,693
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 170,000 190,638
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 515,000 545,798
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 170,000 186,964
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 250,000 260,770
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 340,000 342,858
29,757,214
Paper & Forest Products 0.1%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 1,100,000 994,208
Passenger Airlines 0.2%
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 1,085,000 1,120,778
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 1,315,000 1,291,039
2,411,817
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 1,315,000 1,279,831
Pharmaceuticals 1.3%
Novartis Capital Corp. ,
Senior Note , 4.1% , 11/05/30 ......................... United States 1,890,000 1,869,532
Senior Note , 4.4% , 3/18/31 .......................... United States 1,560,000 1,560,009
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 2,870,000 3,036,639
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 1,395,000 1,378,237
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 930,000 EUR 1,078,455
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 1,873,000 2,096,205
11,019,077
Professional Services 0.1%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 990,000 1,008,430
Semiconductors & Semiconductor Equipment 0.3%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 1,315,000 1,361,570
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 190,000 192,353
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 480,000 481,172
2,035,095

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.6%
c
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% ,
3/31/29 ......................................... United States 500,000 $ 488,278
Oracle Corp. ,
Senior Note , 4.55% , 2/04/29 ......................... United States 1,940,000 1,915,865
Senior Note , 4.45% , 9/26/30 ......................... United States 540,000 520,525
Senior Note , 4.95% , 2/04/31 ......................... United States 1,075,000 1,052,189
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 1,135,000 1,135,684
5,112,541
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 3,045,000 3,007,034
Specialty Retail 0.2%
c
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 2,305,000 2,243,766
Technology Hardware, Storage & Peripherals 0.3%
c
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 830,000 844,201
Senior Note , 144A, 9.625% , 12/01/32 .................. United States 1,436,000 1,597,239
2,441,440
Textiles, Apparel & Luxury Goods 0.4%
c
Beach Acquisition Bidco LLC ,
g
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 1,148,912 1,198,370
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 560,000 EUR 622,377
c
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 1,695,000 1,526,853
3,347,600
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond , 4.906% , 4/02/30 ........................ United Kingdom 295,000 298,265
Senior Note , 6.343% , 8/02/30 ........................ United Kingdom 830,000 886,248
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 2,435,000 2,485,180
3,669,693
Trading Companies & Distributors 0.8%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 3,475,000 3,548,720
c
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,245,000 1,265,378
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 965,000 997,985
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 215,000 224,677
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 375,000 381,378
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 1,315,000 1,342,439
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 533,000 506,667
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 265,000 270,200
8,537,444
Wireless Telecommunication Services 1.2%
T-Mobile USA, Inc. ,
Senior Note , 2.05% , 2/15/28 ......................... United States 1,360,000 1,305,003
Senior Note , 3.375% , 4/15/29 ........................ United States 6,100,000 5,913,014
c
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 1,490,000 EUR 1,522,740

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,336,000 $ 1,403,586
10,144,343
Total Corporate Bonds (Cost $ 296,996,462 ) ...................................
299,401,434
h
Senior Floating Rate Interests 5.1%
i
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, J , 6.168% , ( 1-month
SOFR + 2.5% ), 2/28/31 ............................. United States 1,083,928 1,085,294
TransDigm, Inc., First Lien, CME Term Loan, N , 6.16% , ( 3-month
SOFR + 2.5% ), 2/14/33 ............................. United States 115,116 115,303
1,200,597
a a a a a a
Air Freight & Logistics 0.1%
i
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% , ( 3-month
SOFR + 3% ), 3/18/30 ............................... United States 579,201 579,222
Automobile Components 0.0%
†
i
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.423% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 340,791 340,366
i
Biotechnology 0.1%
f
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 ............. United States 418,394 417,873
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.733% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 191,404 192,346
610,219
a a a a a a
Broadline Retail 0.1%
i
Peer Holding III BV, First Lien, CME Term Loan, B8 , 5.95% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 603,527 599,094
i
Building Products 0.2%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan , 5.241% , ( 12-month SOFR + 1.75% ), 2/11/33 ........ United States 117,333 118,030
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 1,046,468 1,045,924
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.918% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 1,280,533 1,280,898
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.668% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 147,266 147,389
2,592,241
a a a a a a
i
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.417% ,
( 3-month SOFR + 3.75% ), 4/06/29 ..................... United States 1,289,922 1,244,511
f
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
6.918% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 420,000 368,287
1,612,798
a a a a a a
i
Commercial Services & Supplies 0.4%
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.168% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 656,498 661,996
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.423% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 1,039,444 1,041,066

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Commercial Services & Supplies (continued)
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan , 6.422% , ( 3-month SOFR + 2.75% ), 2/01/29 ..... Canada 1,099,433 $ 1,093,936
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.95% , ( 3-month SOFR + 2.25% ),
3/26/31 ......................................... Luxembourg 548,087 548,920
3,345,918
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
i
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan , 6.924% , ( 3-month SOFR + 3.25% ), 8/30/32 ......... United Kingdom 117,002 117,563
i
Containers & Packaging 0.1%
f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.918% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 248,033 232,314
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan ,
5.918% , ( 1-month SOFR + 2.25% ), 1/26/33 .............. United States 171,274 169,811
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.668% , ( 1-month SOFR + 3% ), 9/30/32 ......... United States 651,187 645,759
1,047,884
a a a a a a
Distributors 0.0%
†
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 196,323 191,275
Electrical Equipment 0.1%
i
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.161% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 384,784 385,686
i
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
6.418% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 497,481 499,193
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.537% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 232,552 219,398
718,591
a a a a a a
Financial Services 0.0%
†
i
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 272,650 269,242
Food Products 0.1%
i
Froneri US, Inc., First Lien, CME Term Loan, B6 , 5.877% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 1,316,700 1,293,750
Ground Transportation 0.1%
i
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.422% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 812,625 809,663
i
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.418% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 1,306,510 1,311,004
f
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% , ( 12-month
SOFR + 2.25% ), 1/14/33 ............................ United States 1,300,000 1,286,110
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.418% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 219,265 219,841
2,816,955
a a a a a a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.172% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 538,647 $ 447,077
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.168% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 1,269,197 1,271,183
1,718,260
a a a a a a
i
Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1 ,
5.918% , ( 1-month SOFR + 2.25% ), 2/06/31 .............. United States 1,318,100 1,283,500
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.918% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 496,956 488,260
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.422% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 645,150 639,666
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.437% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 235,000 231,965
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B , 6.176% , ( 1-month SOFR + 2.5% ), 12/16/30 ....... United States 1,541,061 1,539,135
4,182,526
a a a a a a
Household Durables 0.1%
i
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 6.7% ,
( 3-month SOFR + 3% ), 1/16/32 ....................... Netherlands 1,202,616 1,198,984
Insurance 0.2%
i
CRC Insurance Group LLC, First Lien, CME Term Loan, B ,
6.422% , ( 3-month SOFR + 2.75% ), 5/06/31 .............. United States 1,320,000 1,304,741
IT Services 0.1%
i
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3 , 6.2% ,
( 3-month SOFR + 2.5% ), 2/03/31 ...................... United States 532,073 525,008
i
Machinery 0.3%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan , 6.161% , ( 3-month SOFR + 2.5% ), 3/15/30 .......... United States 1,695,889 1,696,949
Columbus McKinnon Corp., First Lien, Initial CME Term Loan ,
7.2% , ( 3-month SOFR + 3.5% ), 2/03/33 ................. United States 170,066 169,640
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
6.377% , ( 6-month SOFR + 2.75% ), 4/30/30 .............. Germany 808,230 810,868
2,677,457
a a a a a a
i
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.787% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 460,000 461,840
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.178% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 1,534,079 1,540,353
2,002,193
a a a a a a
i
Oil, Gas & Consumable Fuels 0.4%
CQP Holdco LP, First Lien, CME Term Loan, B , 5.423% , ( 1-month
SOFR + 1.75% ), 12/31/32 ........................... United States 1,589,286 1,583,580
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.268% ,
( 1-month SOFR + 3.5% ), 11/19/29 ..................... United States 1,313,213 1,316,496
2,900,076
a a a a a a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.418% , ( 3-month SOFR + 2.75% ), 5/28/32 ..... United States 114,138 $ 113,296
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.918% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 2,229,476 2,212,755
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 6.45% ,
( 3-month SOFR + 2.75% ), 2/14/31 ..................... Canada 1,058,400 1,030,998
3,357,049
a a a a a a
i
Pharmaceuticals 0.1%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.418% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 957,726 954,135
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.181% , ( 1-month SOFR + 2.5% ), 12/04/31 ..... United States 318,400 316,066
1,270,201
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
i
Altar Bidco, Inc., First Lien, CME Term Loan , 6.608% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 264,188 263,032
i
Software 0.5%
EverCommerce Solutions, Inc., First Lien, CME Term Loan ,
5.923% , ( 1-month SOFR + 2.25% ), 7/07/31 .............. United States 318,333 310,639
Ping Identity Holding Corp., First Lien, Initial CME Term Loan ,
6.422% , ( 1-month SOFR + 2.75% ), 11/15/32 ............. United States 75,829 74,976
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan ,
6.7% , ( 3-month SOFR + 3% ), 8/31/28 .................. United States 1,366,416 1,324,857
f
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1 ,
7.385% , ( 6-month SOFR + 3.75% ), 1/14/33 .............. United States 655,742 637,709
UKG, Inc., First Lien, Initial CME Term Loan , 6.167% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 1,295,341 1,239,563
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
5.673% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 576,556 575,835
4,163,579
a a a a a a
Specialty Retail 0.2%
i
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.918% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 1,905,694 1,837,336
Trading Companies & Distributors 0.0%
†
i
DXP Enterprises, Inc., First Lien, Initial CME Term Loan , 6.918% ,
( 1-month SOFR + 3.25% ), 10/11/30 .................... United States 328,350 330,607
Water Utilities 0.0%
†
i
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.421% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 262,530 263,842
Total Senior Floating Rate Interests (Cost $ 46,865,533 ) ........................
46,525,955
Foreign Government and Agency Securities 9.3%
c
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 2,220,000 2,158,546
c
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 540,000 516,375
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 1,830,000 1,629,581
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 2,190,000 EUR 2,232,478
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 4,440,000 4,241,976
Senior Bond , 6% , 10/20/33 ........................... Brazil 1,080,000 1,085,724

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 750,000 $ 725,289
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 970,000 EUR 1,123,418
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 1,080,000 EUR 1,079,700
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 2,020,000 2,046,765
Colombia Government Bond ,
Senior Bond , 8% , 11/14/35 ........................... Colombia 2,300,000 2,412,792
Senior Note , 7.375% , 4/25/30 ......................... Colombia 250,000 259,782
Senior Note , 4.5% , 11/26/30 .......................... Colombia 1,170,000 EUR 1,310,111
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 1,530,000 1,567,439
c
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 2,080,000 2,099,344
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 2,050,000 1,893,995
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 2,010,000 2,023,065
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 1,160,000 1,031,652
c
Egypt Government Bond ,
Senior Bond , Reg S, 7.6% , 3/01/29 .................... Egypt 1,750,000 1,795,766
Senior Note , 144A, 8.625% , 2/04/30 .................... Egypt 1,450,000 1,501,049
c
El Salvador Government Bond ,
Senior Bond , 144A, 7.65% , 6/15/35 .................... El Salvador 1,040,000 1,019,543
Senior Bond , Reg S, 8.625% , 2/28/29 .................. El Salvador 1,000,000 1,043,990
Senior Note , Reg S, 0.25% , 4/17/30 .................... El Salvador 600,000 23,100
c ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,280,000 1,482,619
c
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 1,590,000 1,331,843
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 1,053,360 901,073
c
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 2,910,000 3,062,775
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 1,020,000 1,095,608
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 2,250,000 2,258,095
c
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 600,000 600,812
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 1,917,500 1,867,848
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 1,720,000 1,841,500
c
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.125% , 6/15/33 ................... Ivory Coast 580,000 547,834
Senior Bond , Reg S, 4.875% , 1/30/32 .................. Ivory Coast 2,770,000 EUR 2,991,942
c
Jordan Government Bond ,
Senior Bond , Reg S, 5.85% , 7/07/30 ................... Jordan 700,000 690,354
Senior Note , Reg S, 7.5% , 1/13/29 ..................... Jordan 470,000 483,265
Mexico Government Bond ,
Senior Bond , 2.659% , 5/24/31 ........................ Mexico 850,000 752,378
Senior Note , 5.85% , 7/02/32 ......................... Mexico 203,174 204,159
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 850,000 EUR 976,469
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 2,050,000 2,137,395
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 650,000 EUR 714,113
c
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 3,790,000 3,518,068
Peru Government Bond ,
Senior Bond , 2.783% , 1/23/31 ........................ Peru 2,540,000 2,320,544

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Petroleos Mexicanos ,
Senior Note , 6.84% , 1/23/30 ......................... Mexico 590,000 $ 591,671
Senior Note , 6.7% , 2/16/32 .......................... Mexico 421,000 412,374
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 2,200,000 2,127,416
c
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 2,680,000 EUR 2,984,134
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 2,600,000 2,551,503
c
Serbia Government Bond ,
Senior Bond , 144A, 6.5% , 9/26/33 ..................... Serbia 700,000 731,283
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 260,000 271,619
Senior Note , 144A, 6.25% , 5/26/28 ..................... Serbia 930,000 949,753
Senior Note , Reg S, 6.25% , 5/26/28 .................... Serbia 370,000 377,859
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 2,110,000 2,103,837
c
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 2,010,000 2,074,029
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 3,300,000 3,604,773
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 1,640,000 1,714,277
c
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 300,000 317,049
Total Foreign Government and Agency Securities (Cost $ 85,095,370 ) ............
85,411,751
Asset-Backed Securities 1.8%
Financial Services 1.8%
c ,i
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.118% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 2,238,000 2,242,621
i
Citigroup Mortgage Loan Trust, Inc. ,
2007-AMC3 , A2B , FRN , 3.973% , ( 1-month SOFR + 0.294% ),
3/25/37 ......................................... United States 763,025 670,197
2007-AMC3 , A2D , FRN , 4.143% , ( 1-month SOFR + 0.464% ),
3/25/37 ......................................... United States 4,439,241 3,899,048
c
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 265,000 257,577
c
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 167,841 167,808
i
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.153% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 9,105,507 1,839,111
c
Lendbuzz Securitization Trust ,
2026-1A , C , 144A, 5.74% , 9/15/31 ..................... United States 122,768 123,221
2026-1A , D , 144A, 6.86% , 2/15/33 ..................... United States 185,517 187,109
c
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 993,054 978,209
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 1,355,000 1,140,031
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 235,052
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 2,530,717 2,511,868
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 477,000 474,150
c
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 623,000 610,903
c
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 550,000 530,348
c ,d
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% ,
10/15/27 . ........................................ United States 720,135 715,382
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 398,024 396,096
16,978,731
a a a a a a
Total Asset-Backed Securities (Cost $ 19,278,855 ) .............................
16,978,731
Commercial Mortgage-Backed Securities 8.8%
Financial Services 8.8%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.192% , 9/15/48 .............................. United States 253,066 250,614

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
BANK ,
c
2018-BN11 , D , 144A, 3% , 3/15/61 ..................... United States 675,000 $ 571,438
j,k
2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ............ United States 25,857,559 1,995,710
j ,k
BANK5 Trust ,
2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ............. United States 40,067,174 1,444,939
2024-5YR12 , XA , IO, FRN , 0.497% , 12/15/57 ............. United States 8,671,015 144,301
2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 .............. United States 28,637,112 1,057,949
Barclays Commercial Mortgage Trust ,
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 641,000 583,175
c
2019-C5 , D , 144A, 2.5% , 11/15/52 ..................... United States 442,000 352,491
c,j
2019-C5 , F , 144A, FRN , 2.552% , 11/15/52 ............... United States 648,000 406,710
c,j,k
2019-C5 , XF , IO, 144A, FRN , 1.25% , 11/15/52 ............ United States 1,341,000 51,137
BBCMS Mortgage Trust ,
j,k
2022-C14 , XA , IO, FRN , 0.682% , 2/15/55 ................ United States 28,518,144 853,771
j,k
2024-5C29 , XA , IO, FRN , 1.598% , 9/15/57 ............... United States 43,934,991 2,091,802
j,k
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 10,297,197 355,129
j,k
2024-C26 , XA , IO, FRN , 1.013% , 5/15/57 ................ United States 12,415,583 844,210
c
2026-5C40 , E , 144A, 4.25% , 2/15/59 ................... United States 1,000,000 695,057
c,j,k
2026-5C40 , XE , IO, 144A, FRN , 2.126% , 2/15/59 .......... United States 1,000,000 88,970
Benchmark Mortgage Trust ,
c
2018-B1 , D , 144A, 2.75% , 1/15/51 ..................... United States 2,603,000 1,023,983
j
2018-B6 , B , FRN , 4.586% , 10/10/51 .................... United States 950,000 903,211
j,k
2024-V10 , XA , IO, FRN , 1.305% , 9/15/57 ................ United States 37,201,039 1,449,799
j,k
2024-V11 , XA , IO, FRN , 0.56% , 11/15/57 ................ United States 14,683,345 273,260
2026-V21 , AS , 5.506% , 3/15/31 ....................... United States 1,955,000 1,979,615
j,k
2026-V21 , XA , IO, FRN , 1.648% , 11/15/30 ............... United States 9,755,000 615,152
j ,k
BMO Mortgage Trust ,
2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................ United States 34,239,889 1,331,487
2024-5C8 , XA , IO, FRN , 1.02% , 12/15/57 ................ United States 12,606,369 432,072
c ,j
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 452,000 251,893
c ,i
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.373% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 378,000 378,685
c ,j
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ....... United States 1,786,000 1,782,563
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 2,660,000 2,439,983
CFCRE Commercial Mortgage Trust ,
c,j
2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ............... United States 1,124,000 1,063,489
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 2,149,000 2,136,409
Citigroup Commercial Mortgage Trust ,
c,j
2015-GC27 , D , 144A, FRN , 4.379% , 2/10/48 ............. United States 1,950,061 1,909,079
j
2015-GC33 , C , FRN , 4.336% , 9/10/58 .................. United States 1,197,000 1,043,485
2015-GC33 , D , 3.172% , 9/10/58 ....................... United States 549,000 337,635
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 1,667,000 1,618,537
c
2012-LC4 , E , 144A, 4.25% , 12/10/44 ................... United States 10,009,000 1,181,577
2013-CR12 , AM , 4.3% , 10/10/46 ...................... United States 758,073 727,166
c,j
2013-CR13 , D , 144A, FRN , 6.702% , 11/10/46 ............ United States 1,257,960 712,307
c,j
2013-CR6 , C , 144A, FRN , 3.777% , 3/10/46 .............. United States 255,000 248,386
c,j
2013-CR7 , D , 144A, FRN , 4.152% , 3/10/46 .............. United States 136,808 134,149
j
2014-CR14 , C , FRN , 3.133% , 2/10/47 .................. United States 643,000 630,520
j
2014-CR16 , C , FRN , 4.724% , 4/10/47 .................. United States 389,000 373,774
c,j
2014-CR17 , D , 144A, FRN , 4.535% , 5/10/47 ............. United States 1,232,000 1,045,380
j
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 819,054 808,716
j
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 238,120 228,849
j
2015-CR27 , C , FRN , 4.392% , 10/10/48 ................. United States 12,718 12,191

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 410,064 $ 403,884
j
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................... United States 2,646,000 2,538,044
c ,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% ,
8/10/44 ......................................... United States 229,153 224,134
j
GS Mortgage Securities Trust ,
c
2013-GC13 , AS , 144A, FRN , 3.856% , 7/10/46 ............ United States 503,992 500,328
c
2013-GC13 , B , 144A, FRN , 3.856% , 7/10/46 ............. United States 386,000 378,757
2014-GC24 , B , FRN , 4.297% , 9/10/47 .................. United States 971,788 941,046
c
2014-GC24 , D , 144A, FRN , 4.318% , 9/10/47 ............. United States 1,280,000 889,587
k
2019-GC42 , XA , IO, FRN , 0.816% , 9/10/52 .............. United States 24,192,602 560,709
c ,j
IRV Trust , 2025-200P , C , 144A, FRN , 5.73% , 3/14/47 ........ United States 1,344,000 1,334,630
j
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2013-
LC11 , D , FRN , 3.607% , 4/15/46 ....................... United States 51,045 383
j
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , D , FRN , 3.859% , 7/15/45 ................... United States 965,000 918,605
c
2014-C18 , D , 144A, FRN , 4.474% , 2/15/47 .............. United States 1,461,000 1,338,501
2014-C23 , B , FRN , 4.537% , 9/15/47 ................... United States 216,703 214,393
2014-C23 , C , FRN , 4.537% , 9/15/47 ................... United States 1,184,839 1,150,834
c
2014-C23 , D , 144A, FRN , 4.037% , 9/15/47 .............. United States 150,000 137,593
2014-C25 , B , FRN , 4.347% , 11/15/47 ................... United States 858,000 801,561
JPMDB Commercial Mortgage Securities Trust ,
2017-C5 , A4 , 3.414% , 3/15/50 ........................ United States 700,587 694,482
j
2018-C8 , C , FRN , 4.755% , 6/15/51 .................... United States 1,046,000 961,332
c
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 2,853,000 2,827,041
c ,j
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
5.935% , 10/15/42 .................................. United States 1,800,000 1,830,825
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10 , B , FRN , 3.951% , 7/15/46 ................... United States 776,486 738,193
j
2013-C10 , C , FRN , 3.951% , 7/15/46 ................... United States 549,000 508,298
c,j
2013-C10 , F , 144A, FRN , 3.951% , 7/15/46 ............... United States 254,000 38,955
c,j
2013-C12 , D , 144A, FRN , 4.601% , 10/15/46 ............. United States 258,000 246,845
c,j
2013-C9 , D , 144A, FRN , 3.792% , 5/15/46 ............... United States 265,000 242,393
j
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 413,000 384,029
j
2015-C22 , C , FRN , 3.97% , 4/15/48 .................... United States 3,282,000 2,868,847
c
2015-C26 , D , 144A, 3.06% , 10/15/48 ................... United States 316,733 304,400
j
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................. United States 1,611,000 1,590,826
2018-H3 , C , FRN , 4.858% , 7/15/51 .................... United States 1,592,437 1,525,740
k
2021-L7 , XA , IO, FRN , 1.06% , 10/15/54 ................. United States 5,942,949 213,160
j ,k
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 47,673,213 CAD 928,379
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 2,390,000 2,379,357
c ,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 4,414,162 524
c
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 5,059,950 5,040,957
c ,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 900,000 897,131
Wells Fargo Commercial Mortgage Trust ,
c,j
2013-LC12 , D , 144A, FRN , 3.744% , 7/15/46 ............. United States 2,548,111 1,745,431
c
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 3,052,879 369,372
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 653,000 592,480
c
2016-C33 , D , 144A, 3.123% , 3/15/59 ................... United States 260,273 254,579
j,k
2019-C52 , XA , IO, FRN , 1.563% , 8/15/52 ................ United States 3,719,700 150,800
c
2019-C53 , D , 144A, 2.5% , 10/15/52 .................... United States 395,000 317,314
j,k
2024-5C1 , XA , IO, FRN , 1.025% , 7/15/57 ................ United States 14,202,618 398,819

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
WFRBS Commercial Mortgage Trust ,
c
2013-C15 , D , 144A, FRN , 4.152% , 8/15/46 .............. United States 1,307,513 $ 921,797
2014-C21 , C , FRN , 4.234% , 8/15/47 ................... United States 128,000 122,204
2014-C23 , B , FRN , 4.315% , 10/15/57 ................... United States 564,000 547,241
80,835,495
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 88,912,415 ) ..............
80,835,495
Mortgage-Backed Securities 69.2%
Federal National Mortgage Association (FNMA) Fixed Rate 65.4%
l
Uniform Mortgage-Backed Securities , 2.5% , TBA, 4/25/56 ..... United States 9,000,000 7,568,438
l
Uniform Mortgage-Backed Securities , 3% , TBA, 4/25/56 ...... United States 6,000,000 5,270,952
l
Uniform Mortgage-Backed Securities , 3.5% , TBA, 4/25/56 ..... United States 7,000,000 6,418,149
l
Uniform Mortgage-Backed Securities , 4.5% , TBA, 4/25/56 ..... United States 185,000,000 177,798,047
l
Uniform Mortgage-Backed Securities , 5% , TBA, 4/25/56 ...... United States 175,000,000 172,038,318
l
Uniform Mortgage-Backed Securities , 5.5% , TBA, 4/25/56 ..... United States 206,500,000 207,537,148
l
Uniform Mortgage-Backed Securities , 6% , TBA, 4/25/56 ...... United States 17,000,000 17,331,232
l
Uniform Mortgage-Backed Securities , 6.5% , TBA, 4/25/56 ..... United States 7,000,000 7,242,620
601,204,904
Government National Mortgage Association (GNMA) Fixed Rate 3.8%
l
GNMA II, Single-family, 30 Year , 5%, 4/15/56 ............... United States 3,000,000 2,971,610
l
GNMA II, Single-family, 30 Year , 5.5%, 4/15/56 ............. United States 32,000,000 32,208,800
GNMA II, Single-family, 30 Year , 6.5%, 11/20/38 ............ United States 57,489 61,422
35,241,832
Total Mortgage-Backed Securities (Cost $ 638,654,364 ) .........................
636,446,736
Residential Mortgage-Backed Securities 7.0%
Financial Services 7.0%
c
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 1,866,838 1,883,257
Alternative Loan Trust ,
i
2005-38 , A3 , FRN , 4.493% , ( 1-month SOFR + 0.814% ), 9/25/35 United States 319,829 299,939
i
2005-59 , 1A1 , FRN , 4.45% , ( 1-month SOFR + 0.774% ),
11/20/35 ........................................ United States 349,103 336,174
i
2005-65CB , 2A1 , FRN , 4.218% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 264,740 157,767
i
2006-OA10 , 1A1 , FRN , 4.819% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 1,746,338 1,624,493
i
2006-OA10 , 3A1 , FRN , 4.173% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 2,765,533 2,665,644
i
2006-OA10 , 4A1 , FRN , 4.173% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 6,071,125 5,417,287
j
2006-OA7 , 1A1 , FRN , 3.036% , 6/25/46 ................. United States 1,614,891 1,513,937
i
2006-OA7 , 1A2 , FRN , 4.799% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 163,414 162,752
i
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.983% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 2,528,263 1,534,876
j
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 4.902% , 10/25/35 United States 30,872 25,730
i
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN ,
4.253% , ( 1-month SOFR + 0.574% ), 9/25/46 ............. United States 3,052,792 2,955,047
c ,i
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.973% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 1,482,477 1,312,187
j
FHLMC Seasoned Credit Risk Transfer Trust ,
c
2017-3 , M2 , 144A, FRN , 4.75% , 7/25/56 ................ United States 435,828 431,540
c
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 215,186 210,007

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FHLMC Seasoned Credit Risk Transfer Trust, (continued)
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 1,174,210 $ 1,158,899
c ,i
FHLMC STACR REMIC Trust ,
2020-DNA3 , B2 , 144A, FRN , 13.126% , ( 30-day SOFR Average
+ 9.464% ), 6/25/50 ................................ United States 239,000 307,524
2020-DNA4 , B2 , 144A, FRN , 13.776% , ( 30-day SOFR Average
+ 10.114% ), 8/25/50 ................................ United States 448,000 592,459
2020-DNA5 , B2 , 144A, FRN , 15.162% , ( 30-day SOFR Average
+ 11.5% ), 10/25/50 ................................. United States 256,000 352,115
2020-HQA2 , B2 , 144A, FRN , 11.376% , ( 30-day SOFR Average
+ 7.714% ), 3/25/50 ................................ United States 500,000 600,629
2020-HQA3 , B2 , 144A, FRN , 13.776% , ( 30-day SOFR Average
+ 10.114% ), 7/25/50 ................................ United States 3,318,000 4,366,913
2022-HQA1 , B2 , 144A, FRN , 14.662% , ( 30-day SOFR Average
+ 11% ), 3/25/42 ................................... United States 4,969,000 5,365,197
c ,i
FHLMC STACR Trust ,
2018-DNA3 , B2 , 144A, FRN , 11.526% , ( 30-day SOFR Average
+ 7.864% ), 9/25/48 ................................ United States 408,000 464,690
2018-HQA2 , B2 , 144A, FRN , 14.776% , ( 30-day SOFR Average
+ 11.114% ), 10/25/48 ............................... United States 2,017,000 2,452,210
2019-DNA1 , B2 , 144A, FRN , 14.526% , ( 30-day SOFR Average
+ 10.864% ), 1/25/49 ................................ United States 111,000 136,174
2019-FTR1 , B2 , 144A, FRN , 12.126% , ( 30-day SOFR Average
+ 8.464% ), 1/25/48 ................................ United States 1,340,000 1,583,109
2019-FTR3 , B2 , 144A, FRN , 8.576% , ( 30-day SOFR Average +
4.914% ), 9/25/47 .................................. United States 468,000 508,086
2019-HQA1 , B2 , 144A, FRN , 16.026% , ( 30-day SOFR Average
+ 12.364% ), 2/25/49 ................................ United States 841,000 997,776
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.919% , 11/25/36 ......................... United States 3,774,272 2,552,129
k
FNMA ,
1998-T2 , A4 , IO, 6.5% , 10/25/36 ...................... United States 145 6
j
2002-W8 , 1 , IO, FRN , 0.286% , 6/25/42 ................. United States 2,642,030 8,598
i
FNMA Connecticut Avenue Securities Trust ,
2016-C03 , 1B , FRN , 15.526% , ( 30-day SOFR Average +
11.864% ), 10/25/28 ................................ United States 7,628,082 7,682,285
2016-C04 , 1B , FRN , 14.026% , ( 30-day SOFR Average +
10.364% ), 1/25/29 ................................. United States 147,249 151,136
2016-C05 , 2B , FRN , 14.526% , ( 30-day SOFR Average +
10.864% ), 1/25/29 ................................. United States 437,382 449,772
2016-C06 , 1B , FRN , 13.026% , ( 30-day SOFR Average +
9.364% ), 4/25/29 .................................. United States 412,773 428,547
c
2019-R04 , 2B1 , 144A, FRN , 9.026% , ( 30-day SOFR Average +
5.364% ), 6/25/39 .................................. United States 368,021 371,161
c
2020-R02 , 2B1 , 144A, FRN , 6.776% , ( 30-day SOFR Average +
3.114% ), 1/25/40 .................................. United States 126,000 127,643
c
2020-SBT1 , 1B1 , 144A, FRN , 10.526% , ( 30-day SOFR Average
+ 6.864% ), 2/25/40 ................................ United States 1,645,000 1,715,622
c
2020-SBT1 , 1M2 , 144A, FRN , 7.426% , ( 30-day SOFR Average
+ 3.764% ), 2/25/40 ................................ United States 239,000 244,482
c
2021-R01 , 1B2 , 144A, FRN , 9.662% , ( 30-day SOFR Average +
6% ), 10/25/41 .................................... United States 185,000 188,863
c
2022-R02 , 2B1 , 144A, FRN , 8.162% , ( 30-day SOFR Average +
4.5% ), 1/25/42 .................................... United States 1,471,000 1,509,553
c
2022-R02 , 2M2 , 144A, FRN , 6.662% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 193,033 195,132
c
2026-R01 , 2M2 , 144A, FRN , 5.012% , ( 30-day SOFR Average +
1.35% ), 1/25/46 ................................... United States 191,000 191,300

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.103% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 3,438,908 $ 1,906,714
i
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.311% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 10,367,291 2,696,200
c ,i
Home Re Ltd. ,
2026-1 , B1 , 144A, FRN , 7.862% , ( 30-day SOFR Average +
4.2% ), 1/25/36 .................................... United States 171,000 172,748
2026-1 , M1C , 144A, FRN , 6.262% , ( 30-day SOFR Average +
2.6% ), 1/25/36 .................................... United States 150,000 150,445
2026-1 , M2 , 144A, FRN , 6.862% , ( 30-day SOFR Average +
3.2% ), 1/25/36 .................................... United States 190,000 191,852
c ,i
J.P. Morgan Mortgage Trust , 2025-2 , A11 , 144A, FRN , 4.912% ,
( 30-day SOFR Average + 1.25% ), 7/25/55 ............... United States 767,642 769,597
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................... United States 478,479 479,428
c
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 209,609 209,535
c ,i
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.264% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 93,613 89,715
c ,i
OBX Trust , 2025-NQM14 , A1F , 144A, FRN , 4.862% , ( 30-day
SOFR Average + 1.2% ), 7/25/65 ...................... United States 178,751 178,856
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 638,326 633,634
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 1,337,383 1,324,284
c ,j
Towd Point Mortgage Trust ,
2018-5 , M1 , 144A, FRN , 3.25% , 7/25/58 ................ United States 240,000 205,577
2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ................ United States 256,000 232,021
c ,j
TVC Mortgage Trust , 2026-RRTL1 , M1 , 144A, FRN , 6.34% ,
2/25/41 ......................................... United States 269,000 267,303
i
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.773% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 56,005 54,283
64,794,839
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 64,955,100 ) ...............
64,794,839
Agency Commercial Mortgage-Backed Securities 9.1%
Financial Services 9.1%
k
FHLMC ,
i
311 , S1 , IO, FRN , 2.163% , Strip , ( - 1 x 30-day SOFR Average +
5.836% ), 8/15/43 .................................. United States 5,172,716 530,956
i
326 , S2 , IO, FRN , 2.163% , Strip , ( - 1 x 30-day SOFR Average +
5.836% ), 3/15/44 .................................. United States 2,789,531 278,503
4000 , PI , IO, 4.5% , 1/15/42 .......................... United States 1,940,088 248,381
4020 , IA , IO, 4% , 3/15/27 ............................ United States 42,742 297
4077 , IK , IO, 5% , 7/15/42 ............................ United States 1,855,004 384,885
4105 , HI , IO, 3.5% , 7/15/41 .......................... United States 706,656 31,045
i
4265 , SD , IO, FRN , 2.313% , ( - 1 x 30-day SOFR Average +
5.986% ), 1/15/35 .................................. United States 10,559,242 657,125
4484 , TI , IO, 3.5% , 11/15/44 .......................... United States 403,910 16,712
i
4839 , WS , IO, FRN , 2.313% , ( - 1 x 30-day SOFR Average +
5.986% ), 8/15/56 .................................. United States 1,500,624 203,696
i
4945 , SL , IO, FRN , 2.274% , ( - 1 x 30-day SOFR Average +
5.936% ), 1/25/50 .................................. United States 1,652,812 193,696
4984 , IL , IO, 4.5% , 6/25/50 ........................... United States 1,694,332 391,146
i
5002 , SJ , IO, FRN , 2.324% , ( - 1 x 30-day SOFR Average +
5.986% ), 7/25/50 .................................. United States 23,635,145 2,757,231
i
5011 , SA , IO, FRN , 2.474% , ( - 1 x 30-day SOFR Average +
6.136% ), 9/25/50 .................................. United States 2,684,061 335,780
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 19,094,375 4,496,097

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FHLMC, (continued)
5093 , YI , IO, 4.5% , 12/25/50 ......................... United States 1,995,710 $ 470,623
5349 , IB , IO, 4% , 12/15/46 ........................... United States 3,680,644 769,804
c ,i
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M2 , 144A, FRN , 7.412% , ( 30-day SOFR Average +
3.75% ), 1/25/51 ................................... United States 1,820,000 1,891,539
2021-MN3 , M2 , 144A, FRN , 7.662% , ( 30-day SOFR Average +
4% ), 11/25/51 .................................... United States 4,501,000 4,666,305
k
FNMA ,
i
2010-35 , SG , IO, FRN , 2.624% , ( - 1 x 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 2,543,204 275,278
i
2011-101 , SA , IO, FRN , 2.124% , ( - 1 x 30-day SOFR Average +
5.786% ), 10/25/41 ................................. United States 5,116,908 481,299
2012-127 , BI , IO, 4.5% , 11/25/42 ...................... United States 2,010,862 406,287
2012-151 , IN , IO, 5% , 1/25/43 ........................ United States 4,096,302 834,373
2015-30 , IO, 5.5% , 5/25/45 .......................... United States 526,625 68,020
i
2015-42 , LS , IO, FRN , 2.424% , ( - 1 x 30-day SOFR Average +
6.086% ), 6/25/45 .................................. United States 892,209 65,853
2015-58 , KI , IO, 6% , 3/25/37 ......................... United States 7,602,598 1,193,933
2015-69 , IO, 6% , 9/25/45 ............................ United States 5,884,940 1,166,578
2016-3 , NI , IO, 6% , 2/25/46 .......................... United States 4,267,268 587,471
i
2018-38 , SA , IO, FRN , 2.424% , ( - 1 x 30-day SOFR Average +
6.086% ), 6/25/48 .................................. United States 17,613,510 2,048,854
2018-58 , AI , IO, 4.5% , 8/25/48 ........................ United States 10,399,843 1,377,368
i
2019-34 , SL , IO, FRN , 2.274% , ( - 1 x 30-day SOFR Average +
5.936% ), 7/25/49 .................................. United States 8,925,506 973,923
i
2019-43 , JS , IO, FRN , 2.274% , ( - 1 x 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 737,739 72,400
i
2019-47 , SA , IO, FRN , 2.274% , ( - 1 x 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 7,727,817 900,717
2020-76 , BI , IO, 4.5% , 11/25/50 ....................... United States 2,133,054 485,564
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 10,370,644 1,318,577
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 13,359,740 2,045,292
374 , 6 , IO, 5.5% , 8/25/36 ............................ United States 355,367 56,725
378 , 19 , IO, 5% , Strip , 6/25/35 ........................ United States 333,221 43,959
399 , 2 , IO, 5.5% , 11/25/39 ........................... United States 8,319 1,643
405 , 2 , IO, 4% , 10/25/40 ............................ United States 29,194 4,929
c ,i
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.026% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 348,407 354,079
2020-01 , M10 , 144A, FRN , 7.526% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 455,386 463,187
k
GNMA ,
2010-20 , BI , IO, 4.5% , 2/16/40 ........................ United States 5,318,926 897,374
i
2010-20 , SC , IO, FRN , 2.36% , ( - 1 x 1-month SOFR + 6.036% ),
2/20/40 ......................................... United States 2,192,946 221,080
2012-128 , IA , IO, 3.5% , 10/20/42 ...................... United States 7,570,293 1,205,989
2012-140 , IC , IO, 3.5% , 11/20/42 ...................... United States 11,191,214 1,787,288
2012-146 , IO, 5% , 12/20/42 .......................... United States 2,406,033 498,323
i
2013-152 , SJ , IO, FRN , 2.36% , ( - 1 x 1-month SOFR + 6.036% ),
5/20/41 ......................................... United States 8,798,404 958,876
2013-34 , IH , IO, 4.5% , 3/20/43 ........................ United States 3,923,506 719,084
i
2014-119 , SA , IO, FRN , 1.81% , ( - 1 x 1-month SOFR + 5.486% ),
8/20/44 ......................................... United States 6,032,120 560,043
2014-132 , IO, 5% , 9/20/44 ........................... United States 3,397,343 671,656
2014-4 , BI , IO, 4% , 1/20/44 .......................... United States 4,099,086 778,189

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
i
2014-4 , SG , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
1/20/44 ......................................... United States 7,080,753 $ 684,363
i
2014-46 , SA , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
3/20/44 ......................................... United States 4,402,890 437,666
2014-71 , PI , IO, 4.5% , 12/20/39 ....................... United States 2,447,277 223,460
2015-105 , LI , IO, 5% , 10/20/39 ........................ United States 4,301,985 901,183
2015-167 , MI , IO, 5% , 6/20/45 ........................ United States 8,258,235 1,526,249
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 2,276,768 67,816
2015-64 , YI , IO, 4% , 11/20/44 ........................ United States 4,733,085 678,357
2015-79 , GI , IO, 5% , 10/20/39 ........................ United States 3,912,480 786,351
j
2015-H10 , BI , IO, FRN , 2.734% , 4/20/65 ................ United States 6,413,954 300,231
j
2015-H12 , AI , IO, FRN , 1.89% , 5/20/65 ................. United States 8,425,128 256,848
j
2015-H23 , BI , IO, FRN , 1.803% , 9/20/65 ................ United States 9,210,253 245,444
2016-126 , PI , IO, 5% , 2/20/46 ........................ United States 4,832,918 1,001,665
2016-17 , IA , IO, 4.5% , 3/20/45 ........................ United States 5,487,656 1,033,755
j
2016-H22 , AI , IO, FRN , 2.735% , 10/20/66 ............... United States 6,193,589 325,659
j
2016-H23 , NI , IO, FRN , 2.729% , 10/20/66 ............... United States 16,370,251 806,808
j
2016-H24 , JI , IO, FRN , 2.701% , 11/20/66 ................ United States 4,164,855 266,971
j
2016-H27 , EI , IO, FRN , 2.112% , 12/20/66 ............... United States 6,242,026 254,912
2017-104 , MI , IO, 5.5% , 7/16/47 ....................... United States 5,912,509 1,294,569
2017-179 , WI , IO, 5% , 12/20/47 ....................... United States 2,949,154 674,810
2017-26 , MI , IO, 5% , 11/20/39 ........................ United States 653,788 120,079
2017-42 , IC , IO, 4.5% , 8/20/41 ........................ United States 9,034,952 1,739,527
j
2017-H02 , BI , IO, FRN , 2.293% , 1/20/67 ................ United States 4,339,090 165,177
j
2017-H06 , BI , IO, FRN , 2.405% , 2/20/67 ................ United States 9,699,846 345,416
j
2017-H06 , MI , IO, FRN , 2.232% , 2/20/67 ................ United States 8,703,699 341,437
j
2017-H08 , NI , IO, FRN , 1.92% , 3/20/67 ................. United States 11,206,397 407,114
j
2017-H09 , IO, FRN , 1.86% , 4/20/67 .................... United States 11,468,892 334,192
j
2017-H10 , MI , IO, FRN , 1.785% , 4/20/67 ................ United States 20,074,192 550,687
j
2017-H11 , DI , IO, FRN , 2.06% , 5/20/67 ................. United States 6,798,513 321,753
j
2017-H12 , QI , IO, FRN , 2.263% , 5/20/67 ................ United States 10,103,172 390,003
j
2017-H16 , IO, FRN , 2.277% , 8/20/67 ................... United States 11,436,151 686,924
j
2017-H16 , JI , IO, FRN , 2.276% , 8/20/67 ................. United States 12,104,407 497,600
2018-127 , IC , IO, 5% , 10/20/44 ....................... United States 1,078,263 209,523
i
2018-139 , SA , IO, FRN , 2.36% , ( - 1 x 1-month SOFR +
6.036% ), 10/20/48 ................................. United States 939,507 116,547
i
2018-164 , AS , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
12/20/48 ........................................ United States 15,883,637 1,841,199
2018-94 , AI , IO, 4.5% , 7/20/48 ........................ United States 1,061,849 218,056
j
2018-H02 , EI , IO, FRN , 2.514% , 1/20/68 ................ United States 3,428,699 158,959
j
2018-H05 , BI , IO, FRN , 1.736% , 2/20/68 ................ United States 24,853,778 1,035,682
j
2018-H15 , EI , IO, FRN , 1.368% , 8/20/68 ................ United States 33,371,920 1,726,830
2019-119 , IN , IO, 5% , 9/20/49 ........................ United States 12,533,144 2,986,964
i
2019-125 , SG , IO, FRN , 2.26% , ( - 1 x 1-month SOFR +
5.936% ), 10/20/49 ................................. United States 6,517,940 736,643
i
2019-6 , SM , IO, FRN , 2.26% , ( - 1 x 1-month SOFR + 5.936% ),
1/20/49 ......................................... United States 10,017,090 988,408
i
2019-83 , SY , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
7/20/49 ......................................... United States 1,092,021 128,075
i
2019-96 , SY , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
8/20/49 ......................................... United States 1,048,514 125,702
2020-13 , AI , IO, 4% , 3/20/46 ......................... United States 7,828,570 1,016,924
2020-175 , NI , IO, 3% , 11/20/50 ....................... United States 22,144,161 3,701,029
i
2020-63 , PS , IO, FRN , 2.31% , ( - 1 x 1-month SOFR + 5.986% ),
4/20/50 ......................................... United States 2,014,097 251,696

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
i
2020-97 , QS , IO, FRN , 2.36% , ( - 1 x 1-month SOFR + 6.036% ),
7/20/50 ......................................... United States 1,927,513 $ 258,290
j
2020-H12 , IH , IO, FRN , 2.104% , 7/20/70 ................ United States 36,239,428 2,341,284
i
2021-77 , SM , IO, FRN , 2.51% , ( - 1 x 1-month SOFR + 6.186% ),
5/20/51 ......................................... United States 24,808,793 3,308,382
i
2021-98 , SK , IO, FRN , 2.51% , ( - 1 x 1-month SOFR + 6.186% ),
6/20/51 ......................................... United States 4,592,412 614,413
j
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................... United States 27,819,709 1,425,204
i
2025-120 , SD , IO, FRN , 2.21% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 13,218,027 1,446,905
84,151,773
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 85,003,920 ) .......
84,151,773
Total Long Term Investments (Cost $ 1,374,813,790 ) ...........................
1,364,674,334
a
Short Term Investments 18.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 5.7%
b ,c
Agree LP , 144A, 4 .14% , 4/01/26 ........................ United States 2,675,000 2,674,693
b
Alimentation Couche-Tard, Inc. , 4 .03% , 4/02/26 ............. Canada 2,715,000 2,714,393
b ,c
AutoNation, Inc. , 144A, 4 .14% , 4/01/26 ................... United States 2,825,000 2,824,675
b ,c
AvalonBay Communities, Inc. ,
144A, 3 .96% , 4/02/26 ................................ United States 2,805,000 2,804,384
144A, 3 .99% , 4/07/26 ................................ United States 3,490,000 3,487,292
6,291,676
b ,c
Conagra Brands, Inc. , 144A, 4 .14% , 4/01/26 ............... United States 4,690,000 4,689,461
b ,c
Enel Finance America LLC , 144A, 4 .1% , 6/26/26 ............ Italy 2,225,000 2,203,180
b ,c
Energy Transfer LP , 144A, 3 .99% , 4/01/26 ................. United States 3,445,000 3,444,618
b ,c
Extra Space Storage LP ,
144A, 3 .96% , 4/07/26 ................................ United States 1,800,000 1,798,614
144A, 4 .03% , 4/16/26 ................................ United States 1,665,000 1,662,023
144A, 4 .06% , 4/21/26 ................................ United States 1,790,000 1,785,774
5,246,411
b ,c
Intercontinental Exchange, Inc. ,
144A, 4 .01% , 4/02/26 ................................ United States 1,915,000 1,914,573
144A, 3 .93% , 4/07/26 ................................ United States 1,425,000 1,423,912
3,338,485
b ,c
Owens Corning , 144A, 4 .01% , 4/02/26 ................... United States 2,610,000 2,609,419
b
Penske Truck Leasing Co. LP ,
4 .09% , 4/09/26 ..................................... United States 3,580,000 3,576,347
4 .09% , 4/10/26 ..................................... United States 2,680,000 2,676,957
4 .11% , 4/13/26 ..................................... United States 2,000,000 1,997,035
8,250,339
b ,c
Phillips 66 , 144A, 4 .03% , 4/10/26 ....................... United States 1,355,000 1,353,486
b
Ryder System, Inc. , 3 .96% , 4/07/26 ...................... United States 1,805,000 1,803,610

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b ,c
Targa Resources Corp. , 144A, 3 .94% , 4/01/26 ............. United States 5,320,000 $ 5,319,418
Total Commercial Papers (Cost $ 52,770,864 ) .................................
52,763,864
a a a
U.S. Government and Agency Securities 0.6%
b ,m
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 400,000 399,114
3.58%, 7/16/26 ................................... United States 5,000,000 4,947,317
5,346,431
Total U.S. Government and Agency Securities (Cost $ 5,347,212 ) ................
5,346,431
Shares
Management Investment Companies 11.8%
a,n
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 108,486,393 108,486,393
Total Management Investment Companies (Cost $ 108,486,393 ) .................
108,486,393
Total Short Term Investments (Cost $ 166,604,469 ) .............................
166,596,688
a
Total Investments (Cost $ 1,541,418,259 ) 166.5% ..............................
$1,531,271,022
TBA Sale Commitments (55.5) % .............................................
(510,890,507)
Other Assets, less Liabilities (11.0) % ........................................
(100,605,554)
Net Assets 100.0% .........................................................
$919,774,961
a a a
Principal
Amount
*
o
TBA Sale Commitments (55.5)%
Mortgage-Backed Securities (55.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (55.5)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 4/25/56 ................................ United States (123,000,000) (117,953,164)
5% , TBA, 4/25/56 .................................. United States (186,000,000) (182,888,289)
5.5% , TBA, 4/25/56 ................................ United States (209,000,000) (210,049,054)
(510,890,507)
Total TBA Sale Commitments (Proceeds $ (512,991,074) ) .......................
$(510,890,507)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3(g) regarding investments in affiliated management investment companies.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $382,205,671, representing 41.6% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Perpetual security with no stated maturity date.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
g
Income may be received in additional securities and/or cash.
h
See Note 1(f) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
m
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securi-
ties pledged amounted to $4,533,578, representing 0.5% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At March 31, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 55 $ 7,338,087 6/08/26 $ 106,707
U.S. Treasury 10 Year Ultra Notes ................ Short 161 18,276,016 6/18/26 412,271
U.S. Treasury 5 Year Notes ..................... Long 11 1,189,977 6/30/26 (17,368)
Total Futures Contracts ...................................................................... $501,610
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... CITI Sell 1,826,700 1,220,561 4/15/26 $ — $ (39,559)
Australian Dollar .... GSCO Buy 198,200 132,423 4/15/26 4,302 —
Australian Dollar .... HSBK Sell 890,000 595,592 4/15/26 — (18,359)
Australian Dollar .... MSCO Buy 119,000 79,509 4/15/26 2,581 —
Australian Dollar .... MSCO Sell 6,683,500 4,465,554 4/15/26 — (144,954)
Australian Dollar .... SSBT Sell 3,493,900 2,334,474 4/15/26 — (75,739)
Australian Dollar .... UBSW Sell 138,200 92,330 4/15/26 — (3,005)
Australian Dollar .... WPAC Sell 158,500 105,896 4/15/26 — (3,442)
Canadian Dollar .... BOFA Sell 23,500 16,962 4/15/26 59 —
Canadian Dollar .... BZWS Sell 592,600 427,749 4/15/26 1,509 —
Canadian Dollar .... GSCO Sell 65,800 47,495 4/15/26 167 —
Canadian Dollar .... HSBK Sell 1,498,100 1,097,578 4/15/26 20,039 —
Canadian Dollar .... JPHQ Sell 1,377,700 994,267 4/15/26 3,328 —
Canadian Dollar .... SSBT Sell 6,699,100 4,834,550 4/15/26 16,087 —
Canadian Dollar .... TDOM Buy 1,400 1,025 4/15/26 — (17)
Canadian Dollar .... TDOM Sell 996,100 718,739 4/15/26 2,274 —
Canadian Dollar .... UBSW Sell 141,300 101,986 4/15/26 353 —
Canadian Dollar .... WPAC Buy 60,600 43,740 4/15/26 — (153)
New Zealand Dollar . HSBK Sell 26,200 15,060 4/15/26 — (2)
New Zealand Dollar . MSCO Sell 4,865,400 2,796,783 4/15/26 — (356)
New Zealand Dollar . UBSW Sell 578,900 332,744 4/15/26 — (68)
New Zealand Dollar . WPAC Sell 2,261,200 1,299,688 4/15/26 — (285)
Chinese Yuan ...... CITI Buy 741,100 108,035 5/20/26 — (57)
Chinese Yuan ...... WPAC Buy 739,400 107,580 5/20/26 150 —
Hong Kong Dollar ... GSCO Buy 954,400 122,522 5/20/26 — (475)
Hong Kong Dollar ... HSBK Buy 8,806,900 1,130,612 5/20/26 — (4,397)
Hong Kong Dollar ... HSBK Sell 13,053,400 1,675,467 5/20/26 6,216 —
Hong Kong Dollar ... SSBT Buy 4,373,200 561,298 5/20/26 — (2,059)
Hong Kong Dollar ... TDOM Buy 1,739,500 223,282 5/20/26 — (837)
Japanese Yen ...... BOFA Buy 681,546,700 4,428,619 5/20/26 — (115,843)
Japanese Yen ...... GSCO Buy 680,798,100 4,423,783 5/20/26 — (115,745)
Japanese Yen ...... HSBK Buy 157,749,200 1,013,554 5/20/26 391 (15,721)
Japanese Yen ...... JPHQ Buy 85,555,900 555,914 5/20/26 — (14,522)
Japanese Yen ...... MSCO Buy 376,595,300 2,447,405 5/20/26 — (64,339)
Japanese Yen ...... TDOM Buy 24,413,500 158,663 5/20/26 — (4,176)
New Taiwan Dollar .. BZWS Buy 8,061,500 255,547 5/20/26 — (4,457)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... HSBK Sell 3,840,900 5,097,041 6/17/26 $ 14,400 $ —
Euro ............. BOFA Buy 45,300 52,235 6/17/26 309 —
Euro ............. CITI Buy 138,300 159,469 6/17/26 948 —
Euro ............. HSBK Sell 24,295,000 28,012,600 6/17/26 — (167,570)
Euro ............. JPHQ Buy 117,000 134,398 6/17/26 1,312 —
Euro ............. JPHQ Sell 7,890,800 9,064,194 6/17/26 — (88,475)
Euro ............. MSCO Buy 456,300 526,059 6/17/26 3,211 —
Euro ............. SSBT Buy 262,300 304,079 6/17/26 167 —
Euro ............. TDOM Buy 19,200 22,210 6/17/26 60 —
Euro ............. UBSW Buy 1,370,900 1,585,687 6/17/26 4,442 —
Norwegian Krone ... GSCO Sell 13,656,300 1,403,589 6/17/26 — (5,853)
Norwegian Krone ... MSCO Sell 26,720,300 2,745,778 6/17/26 — (11,974)
Swedish Krona ..... MSCO Sell 30,629,900 3,284,984 6/17/26 36,858 —
Swiss Franc ....... UBSW Buy 6,493,900 8,335,890 6/17/26 — (145,845)
Total Forward Exchange Contracts ................................................... $119,163 $(1,048,284)
Net unrealized appreciation (depreciation) ............................................ $(929,121)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 $ 369,675 $ 1,188
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 369,675 (40,713)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 11,855,700 607,012 (440,974)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 11,855,700 579,744 (382,446)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 173,832,000 (449,106) (36,585)
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 173,832,000 (298,062) (27,318)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 173,832,000 727,029 24,571
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 7,681,200 549,206 (225,058)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 6,129,800 222,512 (206,271)
(4.37%)/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (13,689)
4.37%/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (67,858)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 2,284,803
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 (824,536)
4.565%/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,979 (451,736)
(4.565%)/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 45,275
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 31,866,700 796,622 (35,705)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 31,866,700 632,511 (452,665)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 (777,267)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
At March 31, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 $ 964,717 $ 3,599,266
3.25%/1-day SOFR/Sep-37/(Purchased) MCM 9/09/27 / 3.25% 13,700,000 291,125 (126,424)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 5,225,500 240,634 (98,769)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 5,225,500 230,967 (60,185)
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 6,340,000 282,130 555
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 6,340,000 282,130 23,779
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 6,440,900 513,451 222,607
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 9,202,400 960,704 287,163
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 6,695,700 242,384 (109,289)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 (643,155)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 1,616,646
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 (349,472)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 526,982
Unrealized appreciation 8,632,835
Unrealized (depreciation) (5,370,115)
Total $3,262,720
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 34,690,000 EUR $ (725,353) $ (511,727) $ (213,626)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 45,541,000 2,449,420 3,636,322 (1,186,902)
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 26,540,000 1,217,301 1,217,301 —
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 39,940,000 970,875 633,802 337,073
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,912,243 $4,975,698 $(1,063,455)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 5,680,000 3,129,737 2,318,565 811,172
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 131,000 72,182 59,000 13,182
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 160,000 88,162 9,104 79,058

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 190,000 $ 74,701 $ 71,487 $ 3,214
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,271,000 154,332 57,268 97,064
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 37,000 14,753 16,021 (1,268)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 922,000 252,176 277,119 (24,943)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 1,667,000 455,942 319,372 136,570
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 540,000 147,696 174,616 (26,920)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,588,000 437,737 447,504 (9,767)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,099,000 214,214 199,469 14,745
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,198,000 457,277 460,848 (3,571)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 3,060,000 636,607 592,747 43,860
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 7,284,000 458,907 1,700,195 (1,241,288)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 2,246,000 404,215 433,871 (29,656)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,099,000 259,852 197,408 62,444
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,048,000 (132,075) (269,434) 137,359
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 591,000 (325,647) (47,420) (278,227)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 190,000 (74,702) (80,708) 6,006
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 6,165,000 (748,585) (1,071,933) 323,348
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 175,000 (21,249) (30,380) 9,131
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 649,000 (78,804) (73,125) (5,679)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 588,000 (71,398) (104,672) 33,274
Non-
Investment
Grade
CMBX.NA.BB.8 . 5.00% Monthly MSCO 10/17/57 37,000 (14,753) (16,251) 1,498
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 232,000 (42,514) (52,737) 10,223
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 11,000 (2,016) (2,259) 243
Investment
Grade

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
At March 31, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 143,000 $ (26,204) $ (32,506) $ 6,302
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 7,284,000 (458,908) (438,632) (20,276)
Investment
Grade
Total OTC Swap Contracts .............................................. $5,261,635 $5,114,537 $147,098
Total Credit Default Swap Contracts .................................... $9,173,878 $ 10,090,235 $(916,357)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 322,134,000 $ 2,129,391 $ (155,145) $ 2,284,536
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 119,743,000 745,442 (134,874) 880,316
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.1% ..... Quarterly 3/18/28 8,830,000 AUD 62,476 33,531 28,945
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.36% .... Annual 3/18/28 22,022,000 EUR 215,717 (7,027) 222,744
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 66,462,000 (147,237) (231,858) 84,621
Receive Fixed 3.52% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 24,774,000 (45,432) (79,483) 34,051
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/28 7,699,000 GBP (47,154) (48,695) 1,541

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 403,055,000 $ (3,256,817) $ (230,004) $ (3,026,813)
Receive Fixed 3.47% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 63,684,000 (456,468) 57,501 (513,969)
Receive Fixed 4.5% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/31 1,000 AUD (12) (1) (11)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.66% .... Annual 3/18/31 1,374,000 EUR 15,045 (6,649) 21,694
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 20,680,000 78,192 100,838 (22,646)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 33,465,000 96,270 188,339 (92,069)
Receive Fixed 3.65% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/33 1,000 (5) 1 (6)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 29,682,000 290,123 16,161 273,962
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 3,459,000 EUR (15,176) 107,649 (122,825)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,497,000 (20,250) (7,782) (12,468)
Receive Fixed 4.8% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/36 57,348,000 AUD (782,444) 26,818 (809,262)
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/17/36 4,365,000 CHF 44,601 40,346 4,255
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.3% ..... Semi-Annual 6/17/36 8,617,000 CAD (25,059) (4,553) (20,506)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 52,715,000 365,542 525,478 (159,936)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.82% .... Annual 6/17/36 10,287,000 54,378 79,820 (25,442)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.4% ..... Semi-Annual 6/17/36 13,349,000 NZD (15,007) 12,088 (27,095)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3% ...... Annual 6/17/36 5,780,000 SEK $ 5,802 $ 4,874 $ 928
Receive Fixed 4.4% ... Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/36 493,000 GBP (3,274) (3,759) 485
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 6/17/36 155,533,000 NOK 35,449 13,747 21,702
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 7,425,000 17,807 21,186 (3,379)
Receive Fixed 3.31% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/56 3,277,000 EUR 158,005 84,068 73,937
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 5,797,000 (33,873) 9,574 (43,447)
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 6,620,000 AUD (8,117) 19,413 (27,530)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 2,596,000 (38,796) 5,340 (44,136)
Receive Fixed 4.07% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 2,900,000 (33,452) 11,523 (44,975)
Total Interest Rate Swap Contracts ................................. $(614,333) $ 448,465 $(1,062,798)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page 65 .

Putnam Diversified Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Diversified
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,415,721,274
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 125,696,985
Value - Unaffiliated issuers .................................................................. $1,405,487,629
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 125,783,393
Cash .................................................................................... 7,032,502
Receivables:
Investment securities sold ................................................................... 6,716,653
Receivable for sales of TBA securities (Note 1 d ) .................................................. 515,101,133
Capital shares sold ........................................................................ 306,333
Dividends and interest ..................................................................... 10,994,650
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 7,452,472
Variation margin on centrally cleared swap contracts ............................................... 1,040,731
OTC swap contracts (upfront payments) .......................................................... 7,334,594
Unrealized appreciation on OTC forward exchange contracts .......................................... 119,163
Unrealized appreciation on forward premium swap option contracts ..................................... 8,632,835
Unrealized appreciation on OTC swap contracts .................................................... 1,788,693
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 359
Prepaid expenses .......................................................................... 412,858
Other assets .............................................................................. 1,759
Total assets .......................................................................... 2,098,205,757
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,277,355
Payable for purchases of TBA securities (Note 1 d ) ................................................ 641,336,914
Capital shares redeemed ................................................................... 543,949
Management fees ......................................................................... 407,636
Administrative fees ........................................................................ 4,907
Distribution fees .......................................................................... 139,598
Transfer agent fees ........................................................................ 254,691
Trustees' fees and expenses ................................................................. 513,536
Variation margin on futures contracts ........................................................... 50,746
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,234,969
TBA transactions ........................................................................ 380,000
OTC swap contracts (upfront receipts) ........................................................... 2,220,057
Unrealized depreciation on OTC swap contracts .................................................... 1,641,595
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,048,284
Unrealized depreciation on forward premium swap option contracts ..................................... 5,370,115
TBA sale commitments, at value (proceeds $512,991,074) (Note 1d) .................................... 510,890,507
Unrealized depreciation on unfunded loan commitments (Note 8 ) ....................................... 292
Accrued expenses and other liabilities ........................................................... 115,645
Total liabilities ......................................................................... 1,178,430,796
Net assets, at value ................................................................. $919,774,961
Net assets consist of:
Paid-in capital ............................................................................. $2,703,220,193
Total distributable earnings (losses) ............................................................. (1,783,445,232)
Net assets, at value ................................................................. $919,774,961

Putnam Diversified Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Diversified
Income Trust
Class A:
Net assets, at value ....................................................................... $462,935,805
Shares outstanding ........................................................................ 92,918,874
Net asset value per share
a,b
.................................................................. $4.98
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $5.19
Class C:
Net assets, at value ....................................................................... $25,146,824
Shares outstanding ........................................................................ 5,212,492
Net asset value and maximum offering price per share
a,b
............................................ $4.82
Class M:
Net assets, at value ....................................................................... $40,930,449
Shares outstanding ........................................................................ 8,528,570
Net asset value per share
a,b
.................................................................. $4.80
Maximum offering price per share (net asset value per share ÷ 96.75%)
b
................................ $4.96
Class R:
Net assets, at value ....................................................................... $1,754,191
Shares outstanding ........................................................................ 360,778
Net asset value and maximum offering price per share
b
............................................. $4.86
Class R6:
Net assets, at value ....................................................................... $21,772,462
Shares outstanding ........................................................................ 4,464,513
Net asset value and maximum offering price per share
b
............................................. $4.88
Class Y:
Net assets, at value ....................................................................... $367,235,230
Shares outstanding ........................................................................ 74,815,681
Net asset value and maximum offering price per share
b
............................................. $4.91
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Diversified Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Diversified
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $2,627,183
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (4,856,303)
Paid in cash
a
........................................................................... 26,812,533
Total investment income ................................................................... 24,583,413
Expenses:
Management fees (Note 3 a ) ................................................................... 2,548,759
Administrative fees (Note 3 b ) .................................................................. 9,329
Distribution fees: (Note 3c )
    Class A ................................................................................ 601,486
    Class C ................................................................................ 145,300
    Class M ................................................................................ 105,912
Class R ................................................................................ 4,314
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 339,742
    Class C ................................................................................ 20,618
    Class M ................................................................................ 29,909
    Class R ................................................................................ 1,216
    Class R6 ............................................................................... 5,615
    Class Y ................................................................................ 287,823
Custodian fees ............................................................................. 3,795
Reports to shareholders fees .................................................................. 62,977
Registration and filing fees .................................................................... 47,307
Professional fees ........................................................................... 116,161
Trustees' fees and expenses (Not e 3f) ........................................................... 18,495
Interest expense ........................................................................... 3,017
Other .................................................................................... 13,992
Total expenses ......................................................................... 4,365,767
Expense reductions (Note 4 ) ............................................................... (21,392)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (12,971)
Net expenses ......................................................................... 4,331,404
Net investment income ................................................................ 20,252,009

Putnam Diversified Income Trust
Financial Statements
Statement of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Diversified
Income Trust
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,655,454
Foreign currency transactions ................................................................ 19,607
Forward exchange contracts ................................................................. 526,450
Forward premium swap option contracts ........................................................ (500,685)
Futures contracts ......................................................................... (359,338)
TBA sale commitments ..................................................................... 234,237
Swap contracts ........................................................................... 2,282,444
Net realized gain (loss) .................................................................. 4,858,169
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,681,056)
Non-controlled affiliates (Note 3 g ) ........................................................... (69,188)
Translation of other assets and liabilities denominated in foreign currencies .............................. (282,586)
Unfunded loan commitments (Note 8 ) .......................................................... (304)
Forward exchange contracts ................................................................. (1,319,356)
Forward premium swap option contracts ........................................................ 1,317,987
Futures contracts ......................................................................... 671,548
TBA sale commitments ..................................................................... 1,879,200
Swap contracts ........................................................................... (5,055,576)
Net change in unrealized appreciation (depreciation) ............................................ (12,539,331)
Net realized and unrealized gain (loss) ............................................................ (7,681,162)
Net increase (decrease) in net assets resulting from operations .......................................... $12,570,847
a
Includes amortization of premium and accretion of discount.

Putnam Diversified Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Diversified Income Trust
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,252,009 $56,763,195
Net realized gain (loss) ................................................. 4,858,169 (5,358,619)
Net change in unrealized appreciation (depreciation) ........................... (12,539,331) 11,609,781
Net increase (decrease) in net assets resulting from operations ................ 12,570,847 63,014,357
Distributions to shareholders:
Class A ............................................................. (12,253,539) (79,814,073)
Class C ............................................................. (661,811) (7,476,444)
Class M ............................................................ (1,070,603) (7,648,502)
Class R ............................................................. (42,827) (197,480)
Class R6 ............................................................ (627,571) (4,300,065)
Class Y ............................................................. (11,114,462) (73,447,979)
Total distributions to shareholders .......................................... (25,770,813) (172,884,543)
Capital share transactions: (Note 2 )
Class A ............................................................. (22,887,100) 14,255,563
Class C ............................................................. (7,678,459) (16,281,227)
Class M ............................................................ (1,755,002) (2,009,234)
Class R ............................................................. 51,429 652,224
Class R6 ............................................................ (448,472) (1,954,413)
Class Y ............................................................. (61,909,124) 10,894,743
Total capital share transactions ............................................ (94,626,728) 5,557,656
Net increase (decrease) in net assets ................................... (107,826,694) (104,312,530)
Net assets:
Beginning of period ..................................................... 1,027,601,655 1,131,914,185
End of period .......................................................... $919,774,961 $1,027,601,655

Putnam Diversified Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Diversified Income Trust (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class M, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Collateral has been pledged and/or received
for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
1. Organization and Significant Accounting Policies
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9  regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statements of Operations.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Fund. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Senior Floating Rate Interests
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,447,543 $22,500,067 10,415,042 $52,844,134
Shares issued in reinvestment of distributions .......... 2,232,331 11,228,526 14,584,395 72,501,481
Shares redeemed ............................... (11,209,739) (56,615,693) (21,874,784) (111,090,052)
Net increase (decrease) .......................... (4,529,865) $(22,887,100) 3,124,653 $14,255,563
Class C Shares:
Shares sold ................................... 137,121 $669,686 469,074 $2,353,044
Shares issued in reinvestment of distributions .......... 124,319 605,792 1,428,152 6,880,408
Shares redeemed
a
.............................. (1,829,685) (8,953,937) (5,199,109) (25,514,679)
Net increase (decrease) .......................... (1,568,245) $(7,678,459) (3,301,883) $(16,281,227)
Class M Shares:
Shares redeemed ............................... (360,830) $(1,755,002) (405,790) $(2,009,234)
Net increase (decrease) .......................... (360,830) $(1,755,002) (405,790) $(2,009,234)
Class R Shares:
Shares sold ................................... 13,903 $68,534 146,628 $710,585
Shares issued in reinvestment of distributions .......... 8,694 42,687 40,004 194,072
Shares redeemed ............................... (12,094) (59,792) (51,764) (252,433)
Net increase (decrease) .......................... 10,503 $51,429 134,868 $652,224
Class R6 Shares:
Shares sold ................................... 650,375 $3,222,863 1,569,594 $7,838,878
Shares issued in reinvestment of distributions .......... 65,664 323,239 453,222 2,208,302
Shares redeemed ............................... (808,221) (3,994,574) (2,449,164) (12,001,593)
Net increase (decrease) .......................... (92,182) $(448,472) (426,348) $(1,954,413)
Class Y Shares:
Shares sold ................................... 6,819,399 $33,936,573 21,244,175 $107,447,691
Shares issued in reinvestment of distributions .......... 2,037,734 10,097,947 13,543,025 66,372,117
Shares redeemed ............................... (21,305,817) (105,943,644) (32,494,689) (162,925,065)
Net increase (decrease) .......................... (12,448,684) $(61,909,124) 2,292,511 $10,894,743
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.518% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,282
CDSC retained .............................................................................. $1,414
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Diversified Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $17,366,188 $— $— $— $(69,188) $17,297,000 691,880 $368,634
Putnam Short Term Investment
Fund, Class P, 3.821% ...... 127,240,127 700,258,151 (719,011,885) — — 108,486,393 108,486,393 2,258,549
Total Affiliated Securities ... $144,606,315 $700,258,151 $(719,011,885) $— $(69,188) $125,783,393 $2,627,183
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$2,215,287,301 and $2,914,751,518, respectively.
7. Credit Risk and Defaulted Securities
At March 31, 2026, the Fund had 23.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities was $1,324,290, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 892,255,289
Long term ................................................................................ 740,667,894
Total capital loss carryforwards ............................................................... $1,632,923,183
Cost of investments .......................................................................... $1,188,947,109
Unrealized appreciation ........................................................................ $44,502,745
Unrealized depreciation ........................................................................ (201,674,585)
Net unrealized appreciation (depreciation) .......................................................... $(157,171,840)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At March 31, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam Diversified Income Trust
First Eagle Holdings, Inc. $ 46,667
Pinnacle Buyer LLC 74,182
$ 120,849
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Diversified Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 518,978
a
Variation margin on futures
contracts
$ 17,368
a
Variation margin on centrally
cleared swap contracts
3,933,717
a
Variation margin on centrally
cleared swap contracts
4,996,515
a
Unrealized appreciation on
forward premium swap option
contracts
8,632,835
Unrealized depreciation on
forward premium swap option
contracts
5,370,115
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
119,163 Unrealized depreciation on OTC
forward exchange contracts
1,048,284
Credit contracts ............
Variation margin on centrally
cleared swap contracts
337,073
a
Variation margin on centrally
cleared swap contracts
1,400,528
a
OTC swap contracts (upfront
payments)
7,334,594
OTC swap contracts (upfront
receipts)
2,220,057
Unrealized appreciation on OTC
swap contracts
1,788,693
Unrealized depreciation on OTC
swap contracts
1,641,595
Total .................... $22,665,053 $16,694,462
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At March 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Diversified Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(359,338) Futures contracts $671,548
Swap contracts (257,234) Swap contracts (2,837,261)
Forward premium swap option
contracts (500,685)
Forward premium swap option
contracts 1,317,987
Foreign exchange contracts .....
Forward exchange contracts 526,450 Forward exchange contracts (1,319,356)
Credit contracts ...............
Swap contracts 2,539,678 Swap contracts (2,218,315)
Total ....................... $1,948,871 $(4,385,397)
Putnam
Diversified
Income Trust
Futures contracts ............................................................................ $28,460,144
Swap contracts .............................................................................. $1,520,297,337
Forward exchange contracts .................................................................... $105,655,143
Options .................................................................................... 885,454,092
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Diversified Income Trust
Forward Exchange Contracts ............................. $ 119,163 $ 1,048,284
Forward Premium Swap Option Contracts ................... 8,632,835 5,370,115
Swap Contracts ....................................... 9,123,287 3,861,652
Total ............................................. $17,875,285 $10,280,051
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Diversified Income Trust
Counterparty
BNDP ................... $ 1,188 $ (1,188) $ — $ — $ —
BOFA .................... 24,939 (24,939) — — —
BZWS ................... 1,509 (1,509) — — —
CITI ..................... 5,897,468 (2,748,420) — (3,149,048) —
DBAB ................... — — — — —
GSCO ................... 1,893,566 (168,050) — (1,580,000) 145,516
HSBK ................... 41,046 (41,046) — — —
JPHQ ................... 6,570,591 (2,970,553) (2,906,730) (280,000) 413,308
MCM .................... 24,334 (24,334) — — —
MLCO ................... 225,521 (225,521) — — —
MSCO ................... 1,027,962 (401,972) — (625,990) —
NATW ................... — — — — —
SSBT .................... 16,254 (16,254) — — —
TDOM ................... 2,334 (2,334) — — —
UBSW ................... 2,148,423 (1,141,545) (543,909) (462,969) —
WPAC ................... 150 (150) — — —
Total ................... $17,875,285 $(7,767,815) $(3,450,639) $(6,098,007) $558,824
$ 1
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 65 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Diversified Income Trust
Counterparty
BNDP ................... $ 40,713 $ (1,188) $ — $ — $ 39,525
BOFA .................... 1,687,132 (24,939) (1,379,313) — 282,880
BZWS ................... 4,457 (1,509) — — 2,948
CITI ..................... 2,748,420 (2,748,420) — — —
DBAB ................... 81,547 — (43,536) — 38,011
GSCO ................... 168,050 (168,050) — — —
HSBK ................... 206,049 (41,046) — — 165,003
JPHQ ................... 2,970,553 (2,970,553) — — —
MCM .................... 285,378 (24,334) (261,044) — —
MLCO ................... 348,238 (225,521) (121,704) — 1,013
MSCO ................... 401,972 (401,972) — — —
NATW ................... 109,289 — (109,289) — —
SSBT .................... 77,798 (16,254) (61,544) — —
TDOM ................... 5,030 (2,334) — — 2,696
UBSW ................... 1,141,545 (1,141,545) — — —
WPAC ................... 3,880 (150) — — 3,730
Total ................... $10,280,051 $(7,767,815) $(1,976,430) $— $535,806
a
At March 31, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 17,297,000 $ — $ — $ 17,297,000
Convertible Bonds ....................... — 32,830,620 — 32,830,620
Corporate Bonds ........................ — 299,401,434 — 299,401,434
Senior Floating Rate Interests ............... — 46,525,955 — 46,525,955
Foreign Government and Agency Securities .... — 85,411,751 — 85,411,751
Asset-Backed Securities ................... — 16,978,731 — 16,978,731
Commercial Mortgage-Backed Securities ...... — 80,835,495 — 80,835,495
Mortgage-Backed Securities ................ — 636,446,736 — 636,446,736
Residential Mortgage-Backed Securities ....... — 64,794,839 — 64,794,839
Agency Commercial Mortgage-Backed Securities — 84,151,773 — 84,151,773
Short Term Investments ................... 108,486,393 58,110,295 — 166,596,688
Total Investments in Securities ........... $125,783,393 $1,405,487,629 $— $1,531,271,022
Other Financial Instruments:
Forward Exchange Contracts ............... $— $119,163 $— $119,163
Forward Premium Swap Option Contracts ..... — 8,632,835 — 8,632,835
Futures Contracts ....................... 518,978 — — 518,978
Swap Contracts ......................... — 6,059,483 — 6,059,483
Unfunded Loan Commitments .............. — 359 — 359
Total Other Financial Instruments ......... $518,978 $14,811,840 $— $15,330,818
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 510,890,507 $ — $ 510,890,507
Forward Exchange Contracts ............... — 1,048,284 — 1,048,284
Forward Premium Swap Option Contracts ...... — 5,370,115 — 5,370,115
10. Credit Facility
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust (continued)
Liabilities: (continued)
Other Financial Instruments: (continued)
Futures Contracts ........................ $17,368 $— $— $17,368
Swap Contracts ......................... — 8,038,638 — 8,038,638
Unfunded Loan Commitments ............... — 292 — 292
Total Other Financial Instruments ......... $17,368 $525,347,836 $— $525,365,204
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.27%
1-day SARON ....................... (0.07)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.31%
3-month EURIBOR ................... 2.08%
3-month STIBOR .................... 2.19%
6-month AUD BBR ................... 4.78%
6-month EURIBOR ................... 2.48%
6-month NIBOR ..................... 4.66%

Putnam Diversified Income Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38926-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Diversified Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026